As filed with the Securities and Exchange Commission on April 28, 2000


                                                    Registration Nos.  333-26341
                                                                       811-08205

--------------------------------------------------------------------------------

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   F O R M N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Post-Effective Amendment No. 5                                                X
                                                                              -


                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 7                                                               X
                                                                              -

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
                           (Exact Name of Registrant)

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                               (Name of Depositor)

                           95 Wall Street, 22nd Floor,
                            New York, New York 10005
              (Address of Depositor's Principal Executive Offices)

                                 (212) 858-8200
               (Depositor's Telephone Number, including Area Code)


                        William H. Drinkwater, President
                     FIRST INVESTORS LIFE INSURANCE COMPANY
                           95 Wall Street, 22nd Floor
                            New York, New York 10005
                     (Name and Address of Agent for Service)


                        Copies of all communications to:
                         Freedman, Levy, Kroll & Simonds
                             1050 Connecticut Avenue
                           Washington, D.C. 20036-5366
                            Attn: Gary O. Cohen, Esq.

Approximate Date of Proposed Public Offering:  Continuous.

It is proposed that this filing will become effective (check the appropriate box):

|_|      immediately upon filing pursuant to paragraph (b) of Rule 485


|X|      on April 28, 2000 pursuant to paragraph (b) of Rule 485


|_|      60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_|      on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in First Investors Life Variable Annuity Fund D under deferred variable annuity contracts.

                                   FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

                                                 CROSS-REFERENCE SHEET



N-4 Item No.                                                           Location
------------                                                           --------

PART A:  PROSPECTUS

1.       Cover Page................................................    Cover Page
2.       Definitions...............................................    Glossary of Special Terms
3.       Synopsis..................................................    Fee Tables
4.       Condensed Financial Information...........................    Condensed Financial Information
5.       General Description of Registrant, Depositor, and
         Portfolio Companies.......................................    Overview, How the Contracts Work,
                                                                       Who We Are; The Contracts in
                                                                       Detail, Allocation of Net Purchase
                                                                       Payments to Subaccount(s)
6.       Deductions................................................    Fee Tables; The Contracts in Detail,
                                                                       Sales Charge, Mortality and
                                                                       Expense Risk Charges, Other
                                                                       Charges
7.       General Description of Variable Annuity
         Contracts.................................................    Overview; The Contracts in Detail;
                                                                       Tax Information,; Other Information
8.       Annuity Period............................................    Overview; The Contracts in Detail,
                                                                       The Annuity Period
9.       Death Benefit.............................................    Overview; The Contracts in Detail,
                                                                       The Accumulation Period, The
                                                                       Annuity Period
10.      Purchases and Contract Value..............................    The Contracts in Detail
11.      Redemptions...............................................    The Contracts in Detail
12.      Taxes.....................................................    Tax Information
13.      Legal Proceedings.........................................    Not Applicable
14.      Table of Contents of the Statement of
         Additional Information....................................    Table of Contents of the Statement
                                                                       of Additional Information

PART B:  STATEMENT OF ADDITIONAL INFORMATION

15.      Cover Page................................................    Cover Page
16.      Table of Contents.........................................    Table of Contents
17.      General Information and History...........................    General Description; Other
                                                                       Information

18.      Services..................................................    Services
19.      Purchase of Securities Being Offered......................    Not Applicable

20.      Underwriters..............................................    Services
21.      Calculation of Performance Data...........................    Performance Information
22.      Annuity Payments..........................................    Annuity Payments
23.      Financial Statements.....................................     Relevance of Financial Statements;
                                                                       Financial Statements

[FIRST INVESTORS LOGO]

                                   Tax Tamer I
                                       and

                                  Tax Tamer II






This booklet contains two prospectuses. The first prospectus is for Individual Variable Annuity Fund C (Separate Account C) and Fund D (Separate Account D) Contracts, which we call Tax Tamer I and Tax Tamer II, respectively. The second prospectus is for the Life Series Fund, which provides the underlying investment options for the Individual Variable Annuity Contracts offered through Separate Accounts C and D.


THE DATE OF THIS PROSPECTUS IS APRIL 28, 2000.

                                    CONTENTS*

                  VARIABLE ANNUITY FUND C AND FUND D PROSPECTUS


    GLOSSARY OF SPECIAL TERMS.................................................2
    FEE TABLES................................................................3
    CONDENSED FINANCIAL INFORMATION...........................................6
    OVERVIEW.................................................................10
       How the Contracts Work................................................10
       Who We Are............................................................11
       Who Should Consider Purchasing a Contract.............................12
       Risk and Reward Considerations........................................12
    THE CONTRACTS IN DETAIL..................................................12
       Purchase Payments.....................................................13
       Allocation of Net Purchase Payments to Subaccount(s)..................13
       Sales Charge..........................................................13
       Mortality and Expense Risk Charges....................................15
       Other Charges.........................................................15
       The Accumulation Period...............................................16
       The Annuity Period....................................................18
       Ten-Day Revocation Right..............................................21
    TAX INFORMATION..........................................................21
       General...............................................................21
       Non-Qualified Contracts...............................................21
       Qualified Plan Contracts..............................................23
       Withholding...........................................................23
       Our Tax Status........................................................23
    PERFORMANCE INFORMATION..................................................23
    OTHER INFORMATION........................................................24
       Voting Rights.........................................................24
       Reservation of Rights.................................................25
       Distribution of Contracts.............................................25
       Financial Statements..................................................26
    TABLE OF CONTENTS OF THE STATEMENTS OF ADDITIONAL INFORMATION............27
    APPENDIX I...............................................................27















-----------------------------
*A Table of Contents for the Life Series Fund prospectus can be found at page ii of that prospectus.

Individual Variable Annuity Contracts
Offered By
First Investors Life Insurance Company

("First Investors Life")

Through

First Investors Life Variable Annuity Fund C (Separate Account C)
First Investors Life Variable Annuity Fund D (Separate Account D)
95 Wall Street, New York, New York 10005/(212) 858-8200


         This Prospectus describes deferred Variable Annuity Contracts (the "Contracts") offered by First Investors Life Insurance Company which provide you with the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter to annuitize your accumulated cash value if you so elect. If you elect to annuitize, the Contracts offer several options under which you can receive annuity payments for life.

         The Contracts invest in the same underlying investment portfolios. Whether you invest in a Separate Account C or Separate Account D Contract, you allocate your purchase payments (less certain charges) to one of the thirteen "Subaccounts." Each of these Subaccounts invests in a corresponding "Fund" of First Investors Life Series Fund. The amount you accumulate depends upon the performance of the Subaccounts in which you invest. You bear all of the investment risk, which means that you could lose money.

         The Contracts differ in that they have (a) different sales charge structures (b) different death benefits and (c) different expenses. The Contracts also have different minimum investments. The Separate Account C
Contract may be purchased with as little as $2,000. The Separate Account D Contracts require a minimum investment of $25,000.

         THE INTERNAL REVENUE SERVICE MAY ASSESS A PENALTY ON EARLY WITHDRAWAL. THE CONTRACTS PROVIDE YOU WITH A 10-DAY REVOCATION RIGHT.


         Please read this Prospectus and keep it for future reference. It contains important information that you should know before buying a Contract. We filed a Statement of Additional Information ("SAI"), dated April 28, 2000, with the Securities and Exchange Commission. We incorporate the SAI by reference into this Prospectus. See page 27 of this Prospectus for the SAI Table of Contents. You can get a free SAI by contacting us at the address or telephone number shown above.


     The  Securities  and Exchange  Commission  has not approved or  disapproved
these   securities   or  passed  on  the  adequacy  of  this   Prospectus.   Any
representation to the contrary is a criminal offense.

     This Prospectus is valid only if attached to the current prospectus for First Investors Life Series Fund ("Life Series Fund").


                 The date of this Prospectus is April 28, 2000.

                            GLOSSARY OF SPECIAL TERMS

         ACCUMULATED VALUE - The value of all the Accumulation Units credited to the Contract.

         ACCUMULATION PERIOD - The period between the date of issue of a Contract and the Annuity Commencement Date.

         ACCUMULATION UNIT - A unit that measures the value of a Contractowner's interest in a Subaccount of Separate Account C or Separate Account D before the Annuity Commencement Date.

         ADDITIONAL PAYMENT - A purchase payment made to First Investors Life after issuance of a Contract.

         ANNUITANT - The person who is designated to receive annuity payments or who is actually receiving annuity payments.

         ANNUITY COMMENCEMENT DATE - The date on which we begin making annuity payments.

         ANNUITY UNIT - A unit that determines the amount of each annuity payment after the first annuity payment.

         BENEFICIARY - The person who is designated to receive any benefits under a Contract upon the death of the Annuitant or the Contractowners.

         CONTRACT - An individual variable annuity contract offered by this Prospectus.

         CONTRACTOWNER - The person or entity with legal rights of ownership of the Contract.

         FIXED ANNUITY - An annuity with annuity payments that remain fixed as to dollar amount throughout the payment period.

         GENERAL ACCOUNT - All assets of First Investors Life other than those allocated to Separate Account C, Separate Account D and other segregated investment accounts of First Investors Life.

         JOINT ANNUITANT - The designated second person under a joint and survivor life annuity.

         PURCHASE PAYMENT - A payment made to First Investors Life to purchase a Contract.

         SEPARATE ACCOUNT C - The segregated investment account entitled "First Investors Life Variable Annuity Fund C," established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the Investment Company Act of 1940 ("1940 Act").

         SEPARATE ACCOUNT D - The segregated investment account entitled "First Investors Life Variable Annuity Fund D," established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the 1940 Act.

         SUBACCOUNT - A segregated investment subaccount under Separate Account C or Separate Account D that corresponds to a fund of the Life Series Fund. The assets of a Subaccount are invested in shares of the corresponding fund of the Life Series Fund.

         VALUATION DATE - Any date on which the New York Stock Exchange ("NYSE") is open for regular trading. Each Valuation Date ends as of the close of regular trading on the NYSE (normally 4:00 P.M., Eastern Time). The NYSE currently observes the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         VALUATION PERIOD - The period beginning at the end of any Valuation Date and extending to the end of the next Valuation Date.

         VARIABLE ANNUITY - An annuity with annuity payments that vary in dollar amount, in accordance with the net investment experience of the Subaccounts, throughout the payment period.

         WE (and Our) - First Investors Life Insurance Company.

         YOU (AND YOUR) - The prospective contractowner.

                                   FEE TABLES


      The two tables below are provided to help you understand the various charges and expenses you will directly or indirectly bear in purchasing a contract. The tables show how the charges and expenses for the Contract funded through Separate Account C ("Separate Account C Contracts") differ from those of the Contract funded through Separate Account D ("Separate Account D Contracts"). The following table reflects the charges and expenses of the relevant Separate Account. The table on the next page reflects the fees and expenses of the series (each a "Fund" and collectively "Funds") of the Life Series Fund in which the Separate Accounts invest. The Fee Tables reflect expenses expected to be incurred in 2000.

SEPARATE ACCOUNT EXPENSES


SEPARATE ACCOUNT C (FRONT-LOADED CONTRACT)              SEPARATE ACCOUNT D (BACK-LOADED CONTRACT)
CONTRACTOWNER TRANSACTION EXPENSES                      CONTRACTOWNER TRANSACTION EXPENSES
----------------------------------                      ----------------------------------
Maximum Sales Load Imposed on Purchases (as a           Maximum Sales Load Imposed on Purchases (as a
percentage of purchase payment)................7.00%    percentage of purchase payments)..........None
Maximum Contingent Deferred Sales Charge.......None     Maximum Contingent Deferred Sales Charge.7.00%*
Annual Contract Maintenance Charge.............None     Annual Contract Maintenance Charge.......$30.00**


SEPARATE ACCOUNT C ANNUAL EXPENSES (AS A                SEPARATE ACCOUNT D ANNUAL EXPENSES (AS A
PERCENTAGE OF AVERAGE ACCOUNT VALUE)                    PERCENTAGE OF AVERAGE ACCOUNT VALUE)
------------------------------------                    ------------------------------------
Mortality and Expense Risk Charges.............1.00%    Mortality and Expense Risk Charges.......1.25%
Other Charges..................................0.00%+   Administrative Charge.................... .15%
Total Separate Account Annual Expenses.........1.00%                                           =======
                                                        Total Separate Account Annual Expenses...1.40%

* The maximum contingent deferred sales charge ("CDSC") is a percentage of the value of the Accumulation Units surrendered (not to exceed the aggregate amount of the purchase payments made for the Units). The charge decreases 1% each year so that there is no charge after seven years. Each year you may withdraw ("surrender") up to 10% of total purchase payments without a CDSC. For purposes of computing the CDSC, Units are considered to be redeemed in the order in which they were purchased (i.e., first-in, first-out).

** We deduct the Contract Maintenance Charge of $30 from the Accumulated Value, except that this charge will not exceed 2% of that value. For more information, see "Contract Maintenance Charge."

+ We may deduct an administrative charge if the Accumulated Value of a Contract is less than $1,500 (see "Administrative Charge").

   For more complete descriptions of the various charges and expenses shown, please refer to "THE CONTRACTS IN DETAIL -- Sales Charge, Mortality and Expense Risk Charges, and Other Charges." In addition, Premium taxes may apply (see "Other Charges").

FUND ANNUAL EXPENSES

(as a percentage of Fund average net assets)

These expenses are the same whether you invest in a Separate Account C or Separate Account D Contract.




                                                                                                Fee Waiver
                                                                             Total Fund      and/or Expense
                                             Management       Other           Operating         Assumption          Net
                                              Fee(1)       Expenses(2)       Expenses(3)           (1)(2)        Expenses(3)
                                              ------       -----------       -----------           ------        -----------
Blue Chip Fund                                 0.75%           0.06%             0.81%               N/A            N/A
Cash Management Fund                           0.75%           0.16%             0.91%             0.21%          0.70%
Discovery Fund                                 0.75%           0.08%             0.83%               N/A            N/A
Focused Equity Fund                            0.75%           0.08%             0.83%               N/A            N/A
Government Fund                                0.75%           0.16%             0.91%             0.15%          0.76%
Growth Fund                                    0.75%           0.06%             0.81%               N/A            N/A
High Yield Fund                                0.75%           0.07%             0.82%               N/A            N/A
International Securities Fund                  0.75%           0.23%             0.98%               N/A            N/A
Investment Grade Fund                          0.75%           0.08%             0.83%             0.15%          0.68%
Target Maturity 2007 Fund                      0.75%           0.09%             0.84%             0.15%          0.69%
Target Maturity 2010 Fund                      0.75%           0.11%             0.86%             0.15%          0.71%
Target Maturity 2015 Fund                      0.75%           0.11%             0.86%             0.15%          0.71%
Utilities Income Fund                          0.75%           0.05%             0.80%               N/A            N/A

 (1)    For the  fiscal  year  ended  December  31,  1999,  the  Adviser  waived
        Management Fees in excess of 0.60% for Cash Management Fund, in excess of 0.60% for Government Fund, in excess of 0.60% for Investment Grade Fund, in excess of 0.60% for Target Maturity 2007 Fund, in excess of 0.60% for Target Maturity 2010 Fund, and in excess of 0.60% for Utilities Income Fund. The Adviser has contractually agreed with Life Series Fund to waive Management Fees in excess of 0.60% for Cash Management Fund, in excess of 0.60% for Government Fund, in excess of 0.60% for Investment Grade Fund, in excess of 0.60% for Target Maturity 2007 Fund, in excess of 0.60% for Target Maturity 2010 Fund, and in excess of 0.60% for Target Maturity 2015 Fund for the fiscal year ending December 31, 2000.

(2) For the fiscal year ended December 31, 1999, the Adviser assumed certain Other Expenses in excess of 0.10% for Cash Management Fund. The Adviser has contractually agreed with Life Series Fund to assume Other Expenses in excess of 0.10% for Cash Management Fund for the fiscal year ending December 31, 2000.

(3) Each Fund, other than International Securities Fund, has an expense offset arrangement that may reduce the Fund's custodian fee based on the amount of cash maintained by the Fund with its custodian. Any such fee reductions are not reflected under Total Fund Operating Expenses or Net Expenses.

EXAMPLE (Separate Account C Contract)

If you surrender your Contract (or if you annuitize) for the number of years shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:



                                              1 year          3 years         5 years         10 years
                                              ------          -------         -------         --------

Blue Chip Subaccount.........................   $87            $123             $161            $268
Cash Management Subaccount...................    86             124              164             276
Discovery Subaccount.........................    87             124              162             270
Focused Equity Subaccount....................    87             124              162             270
Government Subaccount........................    87             124              165             277
Growth Subaccount............................    87             123              161             268
High Yield Subaccount........................    87             123              162             269
International Securities Subaccount..........    89             128              169             284
Investment Grade Subaccount..................    86             122              161             269
Target Maturity 2007 Subaccount..............    86             122              161             270
Target Maturity 2010 Subaccount..............    86             123              162             272
Target Maturity 2015 Subaccount..............    86             123              162             272
Utilities Income Subaccount..................    87             123              161             267


EXAMPLE (Separate Account D Contract)

The expenses you incur in purchasing a Separate Account D Contract would depend upon whether or not you surrender your contract. If you surrender your Contract at the end of the period shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                              1 year          3 years         5 years         10 years
                                              ------          -------         -------         --------

Blue Chip Subaccount.........................  $122            $209             $298            $554
Cash Management Subaccount...................   121             210              302             563
Discovery Subaccount.........................   123             210              299             556
Focused Equity Subaccount....................   123             210              299             556
Government Subaccount........................   122             211              302             563
Growth Subaccount............................   122             209              298             554
High Yield Subaccount........................   123             209              299             555
International Securities Subaccount..........   124             214              307             572
Investment Grade Subaccount..................   121             208              298             555
Target Maturity 2007 Subaccount..............   121             209              299             556
Target Maturity 2010 Subaccount..............   121             209              300             558
Target Maturity 2015 Subaccount..............   121             209              300             558
Utilities Income Subaccount..................   122             209              298             553

If you do not surrender your contract (or if you annuitize) at the end of the period shown, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                              1 year          3 years         5 years         10 years
                                              ------          -------         -------         --------

Blue Chip Subaccount.........................   $52            $159             $268            $554
Cash Management Subaccount...................    51             160              272             563
Discovery Subaccount.........................    53             160              269             556
Focused Equity Subaccount....................    53             160              269             556
Government Subaccount........................    52             161              272             563
Growth Subaccount............................    52             159              268             554
High Yield Subaccount........................    53             159              269             555
International Securities Subaccount..........    54             164              277             572
Investment Grade Subaccount..................    51             158              268             555
Target Maturity 2007 Subaccount..............    51             159              269             556
Target Maturity 2010 Subaccount..............    51             159              270             558
Target Maturity 2015 Subaccount..............    51             159              270             558
Utilities Income Subaccount..................    52             159              268             553


     YOU SHOULD NOT CONSIDER THE EXPENSES IN THE EXAMPLES AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES IN FUTURE YEARS MAY BE MORE OR LESS THAN THOSE SHOWN.

                         CONDENSED FINANCIAL INFORMATION

TABLE 1:  SEPARATE ACCOUNT C

     This table shows the Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount of Separate Account C, at the dates shown. The Accumulation Unit Value for each Subaccount was initially set at $10.00 on October 16, 1990, except as follows: Investment Grade Subaccount and Government Subaccount, January 7, 1992; Utilities Income Subaccount, November 16, 1993; Target Maturity 2007 Subaccount, April 24, 1995; Target Maturity 2010 Subaccount, April 29, 1996; and Focused Equity Subaccount and Target Maturity 2015 Subaccount, November 8, 1999.



                                                                                            Number of
                                                                       Accumulation        Accumulation
     Subaccount                                    At                  Unit Value($)          Units
-------------------------------------------------------------------------------------------------------------------
Blue Chip Subaccount......................   December 31, 1990           10.74931759         144,049.8
                                             December 31, 1991           13.42731580         561,758.4
                                             December 31, 1992           14.18287684       1,085,254.0
                                             December 31, 1993           15.23373431       1,529,348.1
                                             December 31, 1994           14.86290782       1,959,841.2
                                             December 31, 1995           19.71773603       2,413,509.3
                                             December 31, 1996           23.72148089       3,116,839.9
                                             December 31, 1997           29.75982140       3,812,804.5
                                             December 31, 1998           34.96033275       4,012,212.4
                                             December 31, 1999           43.37805126       4,075,636.0

Cash Management Subaccount................   December 31, 1990           10.07542807         571,856.9
                                             December 31, 1991           10.52748985         571,891.0
                                             December 31, 1992           10.73770189         437,185.0
                                             December 31, 1993           10.91847727         253,743.1
                                             December 31, 1994           11.21833852         235,919.5
                                             December 31, 1995           11.71983145         252,407.7
                                             December 31, 1996           12.18484038         246,553.2
                                             December 31, 1997           12.67719681         256,188.6
                                             December 31, 1998           13.18253046         364,729.9
                                             December 31, 1999           13.66202731         436,613.4

Discovery Subaccount......................   December 31, 1990           10.91349031           8,362.1
                                             December 31, 1991           16.53848277         130,585.7
                                             December 31, 1992           18.93150000         307,107.8
                                             December 31, 1993           22.89932001         563,070.0
                                             December 31, 1994           22.07727850         867,303.8
                                             December 31, 1995           27.37355380       1,203,507.8
                                             December 31, 1996           30.48354883       1,523,777.2
                                             December 31, 1997           35.26286749       1,838,056.5
                                             December 31, 1998           35.97570267       1,911,584.8
                                             December 31, 1999           45.58089213       1,823,561.9

Focused Equity Subaccount                    December 31, 1999           10.23513243         126,244.7

Government Subaccount.....................   December 31, 1992           10.87670909         437,095.3
                                             December 31, 1993           11.44920392         674,512.1
                                             December 31, 1994           10.85941183         672,797.1
                                             December 31, 1995           12.43183229         705,348.4
                                             December 31, 1996           12.74903390         643,378.3
                                             December 31, 1997           13.70958126         588,697.3
                                             December 31, 1998           14.59671768         601,159.8
                                             December 31, 1999           14.60339104         568,487.4

                                       6

                                                                                            Number of
                                                                       Accumulation        Accumulation
     Subaccount                                    At                  Unit Value($)          Units
-------------------------------------------------------------------------------------------------------------------

Growth Subaccount.........................   December 31, 1990           10.75804081          24,176.8
                                             December 31, 1991           14.34498476         204,821.5
                                             December 31, 1992           15.59155937         567,241.7
                                             December 31, 1993           16.35977780         958,529.1
                                             December 31, 1994           15.73131059       1,347,003.7
                                             December 31, 1995           19.48689883         1,729,637
                                             December 31, 1996           24.01011967       2,241,867.6
                                             December 31, 1997           30.73197657       2,862,521.1
                                             December 31, 1998           38.74794069       3,085,019.4
                                             December 31, 1999           48.51704335       3,252,259.5

High Yield Subaccount.....................   December 31, 1990           10.00101048          69,585.9
                                             December 31, 1991           13.25243640         220,366.3
                                             December 31, 1992           14.86894995         279,777.4
                                             December 31, 1993           17.38280181         391,036.8
                                             December 31, 1994           16.93482626         513,297.7
                                             December 31, 1995           20.09026188         671,849.9
                                             December 31, 1996           22.38760536         799,626.6
                                             December 31, 1997           24.92887084         950,571.7
                                             December 31, 1998           25.45748200       1,016,074.5
                                             December 31, 1999           26.45283224         983,518.1

International Securities Subaccount.......   December 31, 1990           10.26630533         118,091.2
                                             December 31, 1991           11.73276972         269,273.6
                                             December 31, 1992           11.46589494         463,523.6
                                             December 31, 1993           13.86795475         792,294.1
                                             December 31, 1994           13.55233761       1,383,676.5
                                             December 31, 1995           15.92618862       1,502,998.2
                                             December 31, 1996           18.16949900       1,956,014.4
                                             December 31, 1997           19.62431480       2,329,410.5
                                             December 31, 1998           22.96087882       2,307,046.6
                                             December 31, 1999           29.88384295       2,287,489.9

Investment Grade Subaccount...............   December 31, 1992           10.77845214         395,839.5
                                             December 31, 1993           11.82065978         784,651.0
                                             December 31, 1994           11.28602521         923,445.3
                                             December 31, 1995           13.37384783       1,076,644.3
                                             December 31, 1996           13.61638687       1,050,200.1
                                             December 31, 1997           14.80366272         988,996.1
                                             December 31, 1998           15.99733761       1,071,756.2
                                             December 31, 1999           15.43710810       1,018,466.9

Target Maturity 2007 Subaccount...........   December 31, 1995           11.90553994         775,738.1
                                             December 31, 1996           11.53266965       1,252,102.1
                                             December 31, 1997           12.94581989       1,515,226.0
                                             December 31, 1998           14.73597183       1,547,831.2
                                             December 31, 1999           13.21972831       1,522,038.7

Target Maturity 2010 Subaccount...........   December 31, 1996           10.81913243         170,708.7
                                             December 31, 1997           12.41073564         381,345.1
                                             December 31, 1998           14.05135661         478,329.7
                                             December 31, 1999           12.28007118         506,806.1

Target Maturity 2015 Subaccount              December 31, 1999            9.47930868          36,480.1


                                       7

                                                                                            Number of
                                                                       Accumulation        Accumulation
     Subaccount                                    At                  Unit Value($)          Units
-------------------------------------------------------------------------------------------------------------------

Utilities Income Subaccount...............   December 31, 1993            9.92774964          45,091.7
                                             December 31, 1994            9.11659215         473,447.1
                                             December 31, 1995           11.75759954       1,129,455.9
                                             December 31, 1996           12.75464824       1,689,626.3
                                             December 31, 1997           15.79406311       1,878,396.6
                                             December 31, 1998           17.60340941       2,219,597.9
                                             December 31, 1999           20.46267830       2,474,003.3


TABLE 2:  SEPARATE ACCOUNT D

     This  table  shows  the   Accumulation   Unit  Values  and  the  number  of
Accumulation Units outstanding for each Subaccount of Separate Account D, on the dates shown. The  Accumulation  Unit Value for each Subaccount was initially set at $10.00 on July 28, 1997,  except as follows:  Focused  Equity  Subaccount and
Target Maturity 2015 Subaccount, November 8, 1999.


                                                                                            Number of
                                                                       Accumulation        Accumulation
     Subaccount                                    At                  Unit Value($)          Units
-------------------------------------------------------------------------------------------------------------------

Blue Chip Subaccount......................   December 31, 1997           10.18519950         426,185.6
                                             December 31, 1998           11.91730629       1,531,169.8
                                             December 31, 1999           14.72774188       2,333,261.2

Cash Management Subaccount................   December 31, 1997           10.15474840          28,344.4
                                             December 31, 1998           10.51737952          82,526.4
                                             December 31, 1999           10.85642214         218,614.0

Discovery Subaccount......................   December 31, 1997           10.23140687         205,814.9
                                             December 31, 1998           10.39655938         701,595.6
                                             December 31, 1999           13.11978934         963,277.6

Focused Equity Subaccount.................   December 31, 1999           10.24021672          44,020.7

Government Subaccount.....................   December 31, 1997           10.28895863          13,321.1
                                             December 31, 1998           10.91102057         103,476.8
                                             December 31, 1999           10.87242751         133,403.0

Growth Subaccount.........................   December 31, 1997           10.33626489         346,768.7
                                             December 31, 1998           12.98031991       1,316,750.1
                                             December 31, 1999           16.18805732       2,158,958.5

High Yield Subaccount.....................   December 31, 1997           10.42338850          60,209.4
                                             December 31, 1998           10.60191952         325,195.4
                                             December 31, 1999           10.97246124         491,040.3

International Securities Subaccount.......   December 31, 1997            9.30734342         196,448.9
                                             December 31, 1998           10.84633615         536,298.4
                                             December 31, 1999           14.06030884         883,074.3

Investment Grade Subaccount...............   December 31, 1997           10.33902780          22,448.4
                                             December 31, 1998           11.12810542         156,868.9
                                             December 31, 1999           10.69552064         239,796.7

Target Maturity 2007 Subaccount...........   December 31, 1997           10.62155299          62,839.0
                                             December 31, 1998           12.04205143         302,580.8
                                             December 31, 1999           10.75985291         471,988.9

Target Maturity 2010 Subaccount...........   December 31, 1997           10.79920122          43,680.6


                                       8


                                                                                            Number of
                                                                       Accumulation        Accumulation
     Subaccount                                    At                  Unit Value($)          Units
-------------------------------------------------------------------------------------------------------------------

                                             December 31, 1998           12.17798882         188,719.4
                                             December 31, 1999           10.60034923         223,367.6

Target Maturity 2015 Subaccount...........   December 31, 1999            9.95734955           5,000.0

Utilities Income Subaccount...............   December 31, 1997           11.67391319          33,306.9
                                             December 31, 1998           12.95932846         449,163.0
                                             December 31, 1999           15.00415356         806,463.3

                                    OVERVIEW

         This overview highlights some basic information about the two Variable Annuity Contracts offered by First Investors Life Insurance Company ("First Investors Life", "We", "Us", or "Our") in this Prospectus. They invest in the same underlying investment portfolios but have different sales charge and expense structures and different death benefit features. Separate Account C Contracts are contracts that are sold with a front-end sales charge. They invest in Separate Account C. Separate Account D Contracts are contracts which are sold with a contingent deferred sales charge. They invest in Separate Account D. We will not accept a purchase of a Separate Account D Contract with the proceeds from a surrender of a Separate Account C Contract. You will find more information about the Contracts beginning on page 12 of this Prospectus.

HOW THE CONTRACTS WORK

         Like all variable annuity contracts, the Contracts have two phases: an accumulation period and an annuity income period. During the accumulation period, earnings on your investment accumulate on a tax-deferred basis. The annuity income period begins when you start to receive annuity income payments. You can select one of several annuity income payment options. The amount of your annuity payments will vary with the performance of the investment options you have selected as well as the type of annuity option you choose.


         During the accumulation period, you invest in investment options or Subaccounts which, like mutual funds, have different investment objectives. You can gain or lose money if you invest in these Subaccounts. The amount of money you accumulate in your contract depends on the performance of the Subaccounts in which you invest. The Contracts currently offer 13 Subaccounts. Each Subaccount invests at net asset value in shares of a corresponding "Fund" of First Investors Life Series Fund ("Life Series Fund"), as shown in the following table.


       SUBACCOUNTS                                   FUND
       -----------                                   ----
     Blue Chip Subaccount                          Blue Chip Fund
     Cash Management Subaccount                    Cash Management Fund
     Discovery Subaccount                          Discovery Fund
     Focused Equity Subaccount                     Focused Equity Fund
     Government Subaccount                         Government Fund
     Growth Subaccount                             Growth Fund
     High Yield Subaccount                         High Yield Fund
     International Securities Subaccount           International Securities Fund
     Investment Grade Subaccount                   Investment Grade Fund
     Target Maturity 2007 Subaccount               Target Maturity 2007 Fund
     Target Maturity 2010 Subaccount               Target Maturity 2010 Fund
     Target Maturity 2015 Subaccount               Target Maturity 2015 Fund
     Utilities Income Subaccount                   Utilities Income Fund


         Each Contract provides a guaranteed death benefit that is payable to a designated beneficiary when the Annuitant dies. The Separate Account C Contract guarantees that the beneficiary will receive the greater of (i) the total purchase payments less any withdrawals or (ii) the Accumulated Value of the Contract on the date of receipt of written notification of death at our Home Office or other designated office. The Separate Account D guarantees that the beneficiary will receive the greater of (i) the total purchase payments less any withdrawals, (ii) the Accumulated Value of the Contract on the date of receipt of Due Proof of Death at our Home Office or other designated office, or (iii) the Accumulated Value on the immediately preceding Specified Contract Anniversary date (these Anniversary dates occur every 7 years after you purchase your Contract) plus any additional purchase payments and less any withdrawals.

WHO WE ARE

         FIRST INVESTORS LIFE INSURANCE COMPANY

         First Investors Life, 95 Wall Street, New York, New York 10005 is a stock life insurance company incorporated in New York in 1962. We write life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for the Life Series Fund. Mr. Glenn O. Head, Chairman of FICC, controls FICC and, therefore, controls First Investors Management Company, Inc. and First Investors Life.

         SEPARATE ACCOUNTS C & D

         First Investors Life Variable Annuity Fund C is also called the "Tax Tamer" ("Separate Account C"). It was established on December 21, 1989 under New York Insurance Law. First Investors Life Variable Annuity Fund D is also called the "Tax Tamer II" ("Separate Account D"). It was established on April 8, 1997 under New York Insurance Law.

         Separate Account C and Separate Account D (each an "Account") are registered unit investment trusts with the Securities and Exchange Commission ("SEC"). Such registration does not involve SEC supervision of the management or investment practices or policies of either Account.

         We segregate the assets of each Account from our other assets. We cannot charge liabilities arising out of our other businesses against that portion of each Account's assets that is approximately equal to the amount that is necessary to support the Contracts. We credit to, or charge against, the Subaccounts of each Account realized and unrealized income, gains and losses without regard to our other income, gains and losses. The obligations under the Contracts are our obligations.

         Each Subaccount invests its assets in a corresponding Fund of the Life Series Fund at net asset value. Each Subaccount reinvests all distributions received from a Fund in additional shares of that Fund at net asset value. So, none of the Subaccounts make cash distributions to Contractowners. Each Subaccount may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value. We value shares of the Funds that we hold in the Subaccounts at their net asset values.

         THE LIFE SERIES FUND

         First Investors Life Series Fund is an open-end management investment company (commonly known as a "mutual fund") registered with the SEC under the 1940 Act. Registration of the Life Series Fund does not involve supervision by the SEC of the management or investment practices or policies of the Life Series Fund. The Life Series Fund offers its shares only through the purchase of our variable annuity contracts or variable life insurance policies. It does not offer its shares directly to the general public. The Life Series Fund reserves the right to offer its shares to other separate accounts of ours or directly to us.

         First Investors Management Company, Inc. (the "Adviser") is the investment adviser of each Fund. The Adviser is a New York Corporation located at 95 Wall Street, New York, New York 10005. The Adviser and Life Series Fund have retained Wellington Management Company, 75 State Street, Boston, Massachusetts 02109 ("WMC" or "Subadviser"), to serve as the subadviser of the International Securities Fund and Growth Fund, and Arnhold and S. Bleichroeder, Inc., 1345 Avenue of the Americas, New York, New York 10105 ("ASB" or "Subadviser"), to serve as the subadviser of the Focused Equity Fund. See the Life Series Fund Prospectus for more information about the Adviser and Subadviser as well as the fees that each Fund paid for the fiscal year ended December 31, 1999.

         The Life Series Fund sells its shares to more than one separate account funding variable annuity contracts or variable life insurance policies. Consequently, the possibility arises that violation of the federal tax laws by another separate account investing in the Life Series Fund could cause the Contracts funded through Separate Account C or Separate Account D to lose their tax-deferred status, unless remedial action were taken.

WHO SHOULD CONSIDER PURCHASING A CONTRACT

         The Contract allows you to accumulate money on a tax-deferred basis for retirement or other long-term goals and thereafter to annuitize the accumulated value of your Contract if you wish. Generally, the higher your tax bracket, the more you will benefit from the tax-deferred feature of the Contract. You should not purchase a Contract if you are looking for a short-term investment or if you cannot take the risk of receiving less money than you paid for the Contract. You may want to consult a tax advisor or other professional before you purchase a Contract.

RISK AND REWARD CONSIDERATIONS

         The Contracts offer you the opportunity to benefit on a tax-deferred basis from the performance of the underlying investment options that you choose. However, there are several important factors that you should consider before making a decision to purchase a Contract:

         1. You bear all of the investment risk of the underlying investment options you choose. You should therefore carefully review the prospectus for the underlying Life Series Fund before choosing your underlying investments. It explains the Funds' investment objectives, primary investment strategies, and primary risks.

         2. The Contracts are generally not appropriate choices for the investment of money that you will need in the short term. You should therefore only invest money that you will not need in the short term.

         3. Generally, it is not advisable to switch from one variable insurance contract to another because each contract will have a sales charge. For this reason, we do not allow switches from Separate Account C to Separate Account D.

         4. If you are considering purchasing a Contract inside of an individual retirement account or qualified retirement plan, you should know that the same tax benefits are available whether you invest in mutual funds or variable annuities and that variable annuities generally have higher cost structures than those of mutual funds. The variable annuity's death benefit should be an important factor if you select a variable annuity.



                             THE CONTRACTS IN DETAIL

         The Contracts are variable annuity contracts which provide you with the opportunity to accumulate capital on a tax deferred basis by investing in underlying subaccounts and thereafter annuitizing your accumulated cash value if you wish. We offer the Contracts in states where we have the authority to issue the Contracts. We designed the Contracts to offer lifetime annuity payments to Annuitants according to several annuity options. The amount of annuity payments will vary with the investment performance of the Subaccounts as well as the type of annuity you select. The Contracts obligate us to make payments for the lifetime of the Annuitant in accordance with the annuity rates in the Contract, regardless of actual mortality experience (see "Annuity Period"). On the death of the Annuitant before the Annuity Commencement Date, we pay a death benefit to the Beneficiary whom you designate. For a discussion of the amount and manner of payment of this benefit, see "Death of Annuitant During the Accumulation Period."

         You may surrender all or a portion of the Accumulated Value during the Accumulation Period. For a discussion on withdrawals during the Accumulation Period, see "Full and Partial Surrenders During the Accumulation Period." For Federal income tax consequences of a withdrawal, see "Tax Information." The exercise of any Contract right, including the right to make a withdrawal during the Accumulation Period, is subject to the terms and conditions of any qualified trust or plan under which the Contracts are purchased. This Prospectus contains no information concerning such trust or plan.

         We reserve the right to amend the Contracts to meet the requirements of the 1940 Act or other applicable Federal or state laws or regulations.

         Contractowners with any inquiries concerning their account should write to us at our Home Office, 95 Wall Street, New York, New York 10005.

PURCHASE PAYMENTS

         Your initial purchase payment must be at least (a) $2,000 for a Contract under Separate Account C and (b) $25,000 for a Contract under Subaccount D. You may make an Additional Payment under a Contract of at least $200 at any time after Contract issuance under Separate Account C or Separate Account D. We will not accept a purchase of a Separate Account D Contract with the proceeds from a surrender of a Separate Account C Contract.

         We credit an initial purchase payment (less any charges) to a Contractowner's Account on the Valuation Date that we receive it, provided that we have received a properly completed application. We credit an Additional Payment to a Contractowner's Account on the Valuation Date that we receive it. If we receive an incomplete application from you, you must provide us with all required information not later than five business days following the receipt of such application. Otherwise, we will return the purchase payment to you at the end of the five-day period.

         Your purchase payments buy Accumulation Units of the Subaccounts and not shares of the Funds in which the Subaccounts invest. We allocate purchase payments to the appropriate Subaccount or Subaccounts based on the next computed value of an Accumulation Unit following receipt at our Home Office or other designated office. For Separate Account C, we make these allocations after deductions for sales expenses (see "Separate Account C-Sales Charge Deducted from Purchase Payments"). We value Accumulation Units at the end of each Valuation Date (i.e., as of the close of regular trading on the NYSE, normally 4:00 P.M., Eastern Time).

ALLOCATION OF NET PURCHASE PAYMENTS TO SUBACCOUNT(S)

         When you purchase a Contract, you allocate (a) your net purchase payment and (b) any additional purchase payments (less any charges) to at least one Subaccount of an Account.

         You may:

         o    choose up to five Subaccounts,

         o allocate no less than 10% of a purchase payment (less any charges) to any Subaccount (we reserve the right to adjust your allocation to eliminate fractional percentages), and

         o transfer part or all of your cash value in a Subaccount to one or more other Subaccounts (subject to the two limitations immediately above) twice during a Contract year in Separate Account C (six times in certain states) and 12 times during a Contract year in Separate Account D.

         Each Subaccount invests its assets at net asset value in shares of the corresponding Fund of Life Series Fund. For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on.

         The Funds of the Life Series Fund have different investment objectives, investment strategies, and investment risks. The Funds also have different expenses. The Life Series Fund's Prospectus describes each Fund in detail. There is no assurance that any Fund will realize its investment objective. The cash value of your Contract may increase or decrease depending on the investment performance of the Subaccounts that you choose.

SALES CHARGE

         We impose a sales charge for both Separate Account C and Separate Account D. For Separate Account C, the sales charge is an initial sales charge that we deduct from your purchase payments. For Separate Account D, the sales charge is a contingent deferred sales charge ("CDSC") that may be deducted from the proceeds that we pay you on a full or partial surrender.

         SEPARATE ACCOUNT C - SALES CHARGE DEDUCTED FROM PURCHASE PAYMENTS. We intend the sales charge to cover expenses relating to the sale of the Contracts, including commissions paid to persons distributing the Contracts. Discounts are available on larger purchases. Moreover, when you make Additional Payments after the issuance of the Contract you are entitled to a credit for all prior payments in computing the sales charge percentage. In other words, you pay the sales charge percentage that reflects (a) the total amount of all purchase payments previously made plus (b) the amount of the Additional Payment being made.



                                 DEDUCTION TABLE

                                                             SALES CHARGE AS % OF                 AMOUNT TO
                                                          PURCHASE        NET AMOUNT           DEALERS AS % OF
AMOUNT OF PURCHASE PAYMENT(S)                            PAYMENTS*         INVESTED          PURCHASE PAYMENTS
Less than $25,000.......................................    7.00%            7.53%                  5.75%
$25,000 but under $50,000...............................    6.25             6.67                   5.17
$50,000 but under $100,000..............................    4.75             4.99                   3.93
$100,000 but under $250,000.............................    3.50             3.63                   2.90
$250,000 but under $500,000.............................    2.50             2.56                   2.19
$500,000 but under $1,000,000...........................    2.00             2.04                   1.67
$1,000,000 or over......................................    1.50             1.52                   1.24

 * Assumes that we have deducted no Premium taxes.

     We do not impose a sales charge for Contracts sold to (a) officers and full-time employees of First Investors Life or its affiliates who have been employed for at least one year, (b) our agents who have been under contract for at least one year, or (c) Contractowners of First Investors Life Variable Annuity Fund A ("Separate Account A") who exchange their Separate Account A Contracts for Separate Account C Contracts at the next computed values of their Accumulation Units. We require Contractowners who exchange from Separate Account A to Separate Account C to execute a change of contract form. This form states that we deduct a daily charge equal to an annual rate of 1.00% of the daily Accumulation Unit value of any Subaccount as a charge for mortality and expense risks. We may modify or terminate this exchange privilege at any time.

         SEPARATE ACCOUNT D - SALES CHARGE DEDUCTED FROM SURRENDER PROCEEDS. For Separate Account D, we sell the Contracts without an initial sales charge. However, we deduct a contingent deferred sales charge ("CDSC") from the proceeds that we pay you on a full or partial surrender. The CDSC is a percentage of the amount that you surrender (not to exceed the aggregate amount of your purchase payments). The CDSC percentage declines, in accordance with the Table below, from 7% to 0% over a seven-year period from the date purchase payments are received to the date of their surrender. If you have made purchase payments at different times, the CDSC on any one purchase payment will depend upon the length of time from our receipt of the payment to the time of its surrender.



                     CONTINGENT DEFERRED SALES CHARGE TABLE

---------------------------------------------------------------------------------------------------------------
           Contingent Deferred Sales Charge
           as a Percentage of Purchase Payments    Length of Time from Purchase Payment in Years
                     Surrendered
                          7%                                               Less than 1
                          6%                                                   1-2
                          5%                                                   2-3
                          4%                                                   3-4
                          3%                                                   4-5
                          2%                                                   5-6
                          1%                                                   6-7
                          0%                                               More than 7
---------------------------------------------------------------------------------------------------------------

         You will not be charged a CDSC on partial surrenders during any Contract Year up to the annual Withdrawal Privilege Amount of 10% of Purchase Payments. You will be subject to a CDSC on any excess over this Amount at the applicable CDSC percentage in the Table. And, of course, this Withdrawal Privilege does not apply to full surrenders. In calculating such a CDSC, we will assume that amount on which you are paying the CDSC is coming first from surrenders of purchase payments (i.e., your cost basis in your contract) and thereafter from any Accumulated Value other than purchase payments (i.e., your gain). If you have made purchase payments at different times, your purchase payments will be treated as being surrendered in the order that we have received them (i.e., first-in, first-out).

      We will also not assess a CDSC:

         o     in the event of the death of the Annuitant or the Contractowner,

         o if you apply the Accumulated Value to an annuity option under the contract, or

         o     for surrenders used to pay Premium taxes.

         For information concerning the Annuity Options and the Withdrawal Privilege, see "Annuity Options" and "Full and Partial Surrenders During the Accumulation Period."

MORTALITY AND EXPENSE RISK CHARGES

         We impose mortality and expense risk charges for both Separate Account C and Separate Account D. The charges are different for each of these Separate Accounts reflecting the difference in the death benefits offered by the two Contracts.

         The mortality risk that we assume arises from our obligation to continue to make Fixed or Variable Annuity payments, determined in accordance with the provisions of the Contracts, to each Annuitant regardless of (a) how long that person lives and (b) how long all payees as a group live. This assures an Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have any adverse effect on the variable annuity payments the Annuitant will receive under the Contract. Moreover, these factors may reduce the risk that the Annuitant will outlive the funds that the Annuitant has accumulated for retirement. We also assume mortality risk as a result of our guarantee of a minimum payment in the event of the death prior to the Annuity Commencement Date of the Annuitant under Separate Account C and the Annuitant or the Contractowner named in the original application for the Contract under Separate Account D.

         In addition, we assume the risk that the charges for administrative expenses may not be adequate to cover such expenses. We will not increase the amount we charge for administrative expenses. In consideration for our assumption of these mortality and expense risks, we deduct an amount equal on an annual basis to the following percentage of the daily Accumulation Unit value of the Subaccounts:

         o For Separate Account C, 1.00%, of which approximately 0.60% is for assuming the mortality risk and 0.40% is for assuming the expense risk.

         o For Separate Account D, 1.25%, of which approximately 0.85% is for assuming the mortality risk and 0.40% is for assuming the expense risk.

         We guarantee that we will not increase the mortality and expense risk charges during the term of any Contract. If the charges are insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on us. Conversely, if the deductions prove more than sufficient, the excess will be a profit to us. We can use any profits resulting to us from over-estimates of the actual costs of the mortality and expense risks for any business purpose, including the payment of expenses of distributing the Contracts. These profits will not remain in Separate Account C or Separate Account D.

OTHER CHARGES

         ADMINISTRATIVE CHARGE

         For Separate Account C, we may deduct an administrative charge of $7.50 annually from the Accumulated Value of Contracts that have an Accumulated Value of less than $1,500 because of partial surrenders. These charges are to compensate us for expenses involved in administering small accounts. If the actual expenses exceed charges, we will bear the loss. For Separate Account D, we deduct an amount equal annually to 0.15% of the daily net asset value of the Subaccounts for the expense of administering the Contract. We guarantee that we will not increase the administrative charges during the term of any Contract.

         CONTRACT MAINTENANCE CHARGE

         For Separate Account D, we deduct a $30.00 Contract Maintenance Charge from the Accumulated Value, on (a) the last business day of each Contract Year or (b) the date of surrender of the Contract, if earlier. This charge will not exceed 2% of the Accumulated Value. We make the charge against the Accumulated Value by proportionately reducing the number of Accumulation Units held in each of your Subaccounts of Separate Account D. We guarantee that we will not increase this charge during the term of any Contract.

         PREMIUM TAX CHARGE

         Some states assess Premium taxes at the time you:

         o make purchase payments,

         o surrender, or

         o begin receiving annuity payments.

         We currently advance any Premium taxes due at the time you make purchase payments and then deduct Premium taxes from the Accumulated Value of the Contract at the time of surrender, on death of the Annuitant or when annuity payments begin. However, we reserve the right to deduct Premium taxes when incurred. See "Appendix I" for Premium tax table.

         EXPENSES


         Total Separate Account expenses for the fiscal year ended December 31, 1999 amounted to $5,497,137 or 1.00% of average net assets for Separate Account C and $1,293,708 or 1.39% of average net assets for Separate Account D. The Funds have expenses that they pay out of their assets.


THE ACCUMULATION PERIOD

         Crediting Accumulation Units

         During the Accumulation Period, we credit purchase payments on the Contracts to the Contractowner's Individual Account in the form of Accumulation Units. We determine the number of Accumulation Units that we credit to a Contractowner for the Subaccounts by dividing (a) the purchase payment (less any charges) by (b) the value of an Accumulation Unit for the Subaccount. We make this valuation after we receive the purchase payment at our Home Office or other designated office.

         The value of the Contractowner's Individual Account varies with the value of the assets of the Subaccounts. The investment performance of the Subaccounts, expenses, and deduction of certain charges affect the value of an Accumulation Unit. There is no assurance that the value of your Individual Account will equal or exceed purchase payments. We determine your Individual
Account for a Valuation Period by multiplying (a) the total number of Accumulation Units we credit to the Subaccount by (b) the value of an Accumulation Unit for the Subaccount for the Valuation Period.

         DEATH OF ANNUITANT DURING THE ACCUMULATION PERIOD

         If the Annuitant dies prior to the Annuity Commencement Date, we pay a Death Benefit to the Beneficiary you have designated. We make this payment when we receive (a) a death certificate or similar proof of the death of the Annuitant ("Due Proof of Death") and (b) a First Investors Life Claimant's Statement that includes notification of the Beneficiary's election to receive payment in either a single sum settlement or an Annuity Option. We determine the value of the Death Benefit as of the next computed value of the Accumulation Units following our receipt at our Home Office or other designated office of written notification of death, in the case of Separate Account C, or Due Proof of Death in the case of Separate Account D.

         If you do not elect payment of the Death Benefit under one of the Annuity Options before the Annuitant's death, the Beneficiary may elect to have the Death Benefit (a) paid in a single sum or (b) applied to provide an annuity under one of the Annuity Options or (c) as we otherwise permit. If the Beneficiary elects a single sum settlement, we pay the amount of the Death Benefit within seven days of receipt of Due Proof of Death and a Claimant's Statement.

         If the Beneficiary wants an Annuity Option, the Beneficiary has up to 60 days commencing with the date of our receipt of Due Proof of Death to select an Annuity Option. If the Beneficiary does not make a selection by the end of the 60-day period, we pay a single sum settlement to the Beneficiary. If the Beneficiary selects any Annuity Option, the Annuity Commencement Date is the date specified in the election. That date may be no later than 60 days after receipt by us of Due Proof of Death.

         The amount of the Death Benefit payable on the death of the Annuitant is as follows:

         o For Separate Account C, the greater of (a) the total purchase payments less withdrawals or (b) the Accumulated Value on the date of receipt of written notification of death at our Home Office, or other designated office.

         o For Separate Account D, the greatest of (a) the total purchase payments less any withdrawals; (b) the Accumulated Value on the date of receipt of Due Proof of Death at our Home Office or other designated office; or (c) the Accumulated Value on the immediately preceding Specified Contract Anniversary, increased by any additional purchase payments and decreased by any partial surrenders since that anniversary. The Specified Contract Anniversary is every seventh contract anniversary (i.e., 7th, 14th, 21st, etc.).

         The following example demonstrates how the amount of Death Benefit payable would be determined for a Separate Account D Contract assuming (1) the Purchase Payment is $50,000; (2) no additional Purchase Payments or Partial Surrenders have been made; (3) the Annuitant's death occurs in Policy year 9 when the Accumulated Value is $70,000; and (4) the Accumulated Value on the 7th Contract Anniversary (the immediately preceding Specified Contract Anniversary) is $80,000.

         The amount of Death Benefit payable would therefore be $80,000, which is the greater of (a) (b) or (c) as shown below.

          (a)                           (b)                          (c)

Total Purchase Payments        Accumulated Value of         Accumulated Value on
  less any withdrawals     Contract on the date of receipt       7th Contract
                                of Due Proof of Death             Anniversary

        $50,000                       $70,000                      $80,000


         DEATH OF CONTRACTOWNER DURING THE ACCUMULATION PERIOD

         If the Contractowner dies before we have distributed the entire interest in the Contract, we must distribute the value of the Contract to the Beneficiary as provided below. Otherwise, the Contract will not qualify as an annuity under Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"). Under Separate Account C, the entire interest of the Contractowner who dies is the Accumulated Value of the Contract. Under Separate Account D, if the Contractowner who dies is the one named in the original application for the Contract, the entire interest of that Contractowner in the Contract is the same as if the Contractowner had been the Annuitant; if the Contractowner who dies is not the one named in the original application for the Contract, the entire interest of that Contractowner is the Accumulated Value of the Contract.

         If the death of the Contractowner occurs prior to the Annuity Commencement Date, we will distribute the entire interest in the Contract to the Beneficiary (a) within five years, or (b) beginning within one year of death, under an Annuity Option that provides that we will make annuity payments over a period not longer than the life or life expectancy of the Beneficiary. If the

Contract is payable to (or for the benefit of) the Contractowner's surviving spouse, we need not make any distribution. The surviving spouse may continue the Contract as the new Contractowner. If the Contractowner is also the Annuitant, the spouse has the right to become the Annuitant under the Contract. Likewise, if the Annuitant dies and the Contractowner is not a natural person, the Annuitant's surviving spouse has the right to become the Contractowner and the Annuitant.

   FULL AND PARTIAL SURRENDERS DURING THE ACCUMULATION PERIOD

         You may by written request make a full or partial surrender of your Contract, at any time before the earlier of the Annuity Commencement Date or the death of the Annuitant or Contractowner. You will be entitled to receive:

         o For Separate Account C, the net Accumulated Value of the Contract or, in the case of a partial surrender, the portion surrendered.

         o For Separate Account D, the Accumulated Value of the Contract or, in the case of a partial surrender, the portion surrendered less
               (a) any applicable CDSC, (b) the Contract  Maintenance Charge and
               (c) any applicable Premium taxes not previously deducted.

         A surrender request is effective on the date it is received in writing at our Home Office or other designated office. Your Accumulated Value will be determined based on the next computed value of Accumulation Units following our receipt of your written request. We may defer payment of the amount of the surrender for a period of not more than seven days. We may also postpone such payment during any period when:

         o trading on the NYSE is restricted as the SEC determines or the NYSE is closed for other than weekends and holidays;

         o     the SEC has by order permitted such suspension; or

         o     any emergency,  as defined by SEC rules,  exists when the sale of
               portfolio   securities  or   calculation  of  securities  is  not
               reasonably practicable.

         In the case of a partial surrender, unless you direct us otherwise, the amount you request will be deducted from your Subaccounts on a pro rata basis in the proportions to which their values bear to the Accumulated Value of your Contract. For Separate Account D, the amount remaining must be at least equal to our minimum balance requirement (currently $5,000). For Separate Account C, there is no minimum balance requirement. However, we may deduct an administrative charge of $7.50 annually if the surrender causes the value of your Contract to fall below $1,500. As noted previously, on a non-cumulative basis, you may make partial surrenders of a Separate Account D Contract during any Contract Year up to the annual Withdrawal Privilege Amount of 10% of Purchase Payments without incurring a CDSC. Amounts surrendered under the Withdrawal Privilege are treated as being from Accumulated Values other than Purchase Payments.

         For more information on fees, charges, and tax consequences on surrenders, see "THE CONTRACTS IN DETAIL -- Sales Charge, Mortality and Expense Risk Charges, and Other Charges"; "Tax Information"; and "Other Charges."

     ANNUITY COMMENCEMENT DATE EXCHANGE PRIVILEGE (FOR SEPARATE ACCOUNT C ONLY)
     --------------------------------------------------------------------------

         If you fully surrender this Contract during the one-year period preceding its Annuity Commencement Date, you can use the proceeds to purchase Class A shares of First Investors mutual funds without incurring a sales charge.

THE ANNUITY PERIOD

         COMMENCEMENT DATE

         Annuity payments begin on the Annuity Commencement Date you select when you buy a Contract. You may elect in writing to advance or defer the Annuity Commencement Date, not later than 30 days before the Annuity Commencement Date. You may defer the Annuity Commencement Date until the first day of the calendar month after -

         o for Separate Account C, the Annuitant's 85th birthday or, if state law permits, 90th birthday.

         o     for Separate Account D, the Annuitant's 90th birthday.

         If you elect no other date, annuity payments will commence on the Contract anniversary date after -

         o for Separate Account C, the Annuitant's 85th birthday, or, if state law permits, 90th birthday.

         o     for Separate Account D, the Annuitant's 90th birthday.

         If the net Accumulated Value on the Annuity Commencement Date is less than $2,000, we may pay such value in one sum in lieu of annuity payments. If the net Accumulated Value is $2,000 or more, but the variable annuity payments are less than $20, we may change the frequency of annuity payments to intervals that will result in payments of at least $20.

         ASSUMED INVESTMENT RATE

         We build a 3.5% assumed investment rate into the Contract's Annuity Tables, which are used to determine the amount of the monthly annuity payments. A higher rate would mean a higher initial payment but more slowly rising and more rapidly falling subsequent Variable Annuity payments. A lower rate would have the opposite effect. If the actual net investment rate of the Subaccounts is at the annual rate of 3.5%, the Variable Annuity payments will be level. A Fixed Annuity features annuity payments that remain fixed as to dollar amount throughout the payment period and an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

         ANNUITY OPTIONS

         You may elect to receive payments under any one of the Annuity Options in the Contract. You may make this election at any time at least 30 days before the Annuity Commencement Date on written notice to us at our Home Office or other designated office. If no election is in effect on the Annuity Commencement Date, we will make annuity payments on a variable basis only under Annuity Option 3 below, Life Annuity with 120 Monthly Payments Guaranteed. This is the Basic Annuity.

         The material factors that determine the level of your annuity benefits are:

         o the value of your Individual Account, as described in this Prospectus, before the Annuity Commencement Date;

         o     the Annuity Option you select;

         o     the frequency and duration of annuity payments;

         o the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date; and

         o in the case of a variable annuity, the investment performance of the Subaccounts you select.

         We apply the Accumulated Value on the Annuity Commencement Date, reduced by any applicable Premium taxes not previously deducted, to provide (a) the Basic Annuity or (b) if you have elected an Annuity Option, one of the Annuity Options we describe below.

         The Contracts provide for the six Annuity Options described below:

         Option 1 - LIFE ANNUITY. An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due before the death of the Annuitant. If you elect this Option, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.

         Option 2a - JOINT AND SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.

         Option 2b - JOINT AND TWO-THIRDS TO SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

         Option 2c - JOINT AND ONE-HALF TO SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

         Under Annuity Options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

         Option 3 - LIFE ANNUITY WITH 60, 120 OR 240 MONTHLY PAYMENTS GUARANTEED. An annuity payable monthly during the lifetime of the Annuitant, with the guarantee that if, at his or her death, payments have been made for less than 60, 120 or 240 monthly periods, as elected, we will continue to pay to the Beneficiary any guaranteed payments during the remainder of the selected period and, if the Beneficiary dies after the Annuitant, we will pay the Beneficiary's estate the present value of the remainder of the guaranteed payments. The present value of the remaining payments is the discounted (or reduced) amount which would produce the total of the remaining payments assuming that the discounted amount grew at the effective annual interest rate assumed in the Annuity Tables of the Contract. Pursuant to the 1940 Act, the Beneficiary may also, at any time he or she is receiving guaranteed payments, elect to have us pay him or her the present value of the remaining guaranteed payments in a lump sum.

         Option 4 - UNIT REFUND LIFE ANNUITY. An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due before the death of the Annuitant. We make an additional annuity payment to the Beneficiary equal to the following. We take the Annuity Unit value of the Subaccount or Subaccounts as of the date that we receive notice of death in writing at our Home Office or other designated office. We multiply that value by the excess, if any, of (a) over (b). For this purpose, (a) is (i) the net Accumulated Value we allocate to each Subaccount and apply under the option at the Annuity
Commencement Date, divided by (ii) the corresponding Annuity Unit Value as of the Annuity Commencement Date, and (b) is the product of (i) the number of Annuity Units applicable under the Subaccount represented by each annuity payment and (ii) the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the Statement of Additional Information.)

         ANNUITY ELECTION

         You may elect to have the net Accumulated Value applied at the Annuity Commencement Date to provide a Fixed Annuity, a Variable Annuity, or any combination thereof. After the Annuity Commencement Date, we allow no transfers or redemptions where we are making payments based upon life contingencies. You must make these elections in writing to us at our Home Office or other designated office at least 30 days before the Annuity Commencement Date. In the absence of an election, we make annuity payments on a variable basis only under Annuity Option 3 above. Option 3 is the Basic Annuity, a Life Annuity with 120 Monthly Payments Guaranteed.

         DEATH OF CONTRACTOWNER DURING ANNUITY PERIOD

         If the death of the Contractowner occurs on or after the Annuity Commencement Date, we will distribute the entire interest in the Contract at least as rapidly as under the Annuity Option in effect on the date of death.

         DEATH OF ANNUITANT

         On receipt of Due Proof of Death of the Annuitant after annuity payments have begun under an Annuity Option, we make any remaining payments under the Option to the Beneficiary as provided by the Option.

         Unless otherwise provided in the Beneficiary designation, if no Beneficiary survives the Annuitant, the proceeds will be paid in one sum to the

Contractowner, if living; otherwise, to the Contractowner's estate.

TEN-DAY REVOCATION RIGHT

         You may elect to cancel your Contract (a) within ten days from the date your Contract is delivered to you or (b) longer as applicable state law requires. We will cancel the Contract after we receive from you (a) the Contract and (b) a written request for cancellation, at our Home Office or other designated office. We will pay you an amount equal to the following:

         o for Separate Account C, the sum of (a) the Accumulated Value of the Contract on the date of surrender and (b) the amount of any sales charges deducted from the initial purchase payment; and

         o for Separate Account D, the sum of (a) the difference between the purchase payments made under the Contract and the amount allocated to Separate Account D under the Contract and (b) the Accumulated Value of the Contract on the date of surrender.

         Whether you are canceling a Separate Account C or D Contract, the amount we refund to you may be more or less than your initial purchase payment depending on the investment results of the Subaccount or Subaccounts to which you allocated purchase payments. However, in states that require a full refund of premiums, if you elect to exercise to cancel the Contract under the ten-day revocation right, on cancellation, you receive a full refund of the Purchase Payment.

                                 TAX INFORMATION

GENERAL

         We base this discussion on our understanding of the federal income tax law and interpretations in effect on the date of this Prospectus. The discussion assumes that the contractowner is a natural person who is a U.S. citizen and U.S. resident. The tax effect on corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different. That law and interpretations could change, possibly retroactively. The discussion is general in nature. We do not intend it as tax advice, for which you should consult a qualified tax adviser.

         We discuss only federal income taxes and not state or other taxes.

         Taxation of the Contracts will depend, in part, on whether the Contract is purchased outside of a qualified retirement plan or an individual retirement account ("Non-Qualified Contracts") or as part of an individual retirement account or qualified plan ("Qualified Contracts").

NON-QUALIFIED CONTRACTS

         PURCHASE PAYMENTS

         Your  purchase   payments  under  a  Non-Qualified   Contract  are  not
deductible from your gross income for tax purposes.

         INCREASES IN ACCUMULATED VALUE BEFORE DISTRIBUTION FROM CONTRACT

         Generally, there is no tax on increases in your Contract's Accumulated Value until there is a distribution from a Non-Qualified Contract. A distribution could include a surrender or an annuity payment. However, the Contractowner is subject to tax on such increases, even before a distribution, in the following two situations:

         o     The Contractowner is not a natural person, subject to exceptions.

         o The investments of the Separate Accounts do not meet certain diversification or "investor controls" tests, discussed below.

         ANNUITY PAYMENTS

         Once annuity payments begin, a portion of each payment is taxable as ordinary income. The remaining portion is a nontaxable recovery of your investment in the contract. Generally, your investment in the Contract equals the purchase payments you made, less any amounts you previously withdrew that were not taxable.

         For fixed annuity payments, the tax-free portion of each payment is determined by:

         o dividing your investment in the Contract by the total amount you expect to receive out of the Contract and

         o     multiplying the result by the amount of the payment.

         For Variable Annuity payments,  the tax-free portion of each payment is
(a) your investment in the Contract divided by (b) the number of expected payments.

         The remaining portion of each payment, and all of the payments you receive after you recover your investment in the Contract, are fully taxable. If payments under a life annuity stop because the Annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

         DISTRIBUTIONS OTHER THAN ANNUITY PAYMENTS

         Before annuity payments begin, the Code taxes distributions from Non-Qualified Contracts as follows:


         o a partial or total surrender is taxed in the year of receipt to the extent that the Contract's Accumulated Value exceeds the investment in the Contract;


         o a loan under, or an assignment or pledge of, a Contract is taxed in the same manner as a partial or total surrender;

         o a penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer's age 59-1/2, subject to certain exceptions; and

         o the Code treats all Contracts that we issue to you in the same calendar year as a single Contract. Consequently, you should consult your tax advisor before buying more than one Contract in any calendar year.

         DIVERSIFICATION AND CONTROL TESTS

         The Subaccounts of Separate Account C and Separate Account D must meet the Code's investment diversification test. Each Subaccount meets the test if:

         o the investments of the Fund in which the Subaccount invests are diversified according to certain limits;

         o     the  Fund  in  which  the  Subaccount   invests  is  a  regulated
               investment company under the Code;

         o all shares of the Fund are owned only by (a) Separate Account C, Separate Account D, or similar accounts of First Investors Life or other insurance companies, (b) a life insurance company general account, or (c) the Adviser, in starting or managing the Fund (in the case of (b) and (c) of this paragraph, there must be no intention to sell shares to the general public); (d) the trustee of a qualified pension or retirement plan; and

         o access to the Fund is available only through the purchase of Contracts, or other Variable Annuity or life insurance products of First Investors Life or other insurance companies.

         If Separate Account C or Separate Account D failed the diversification test, you would be taxed on increases in the value of any Contract you own that is supported by the Separate Account that failed the test. The tax would apply from the first quarter of the failure, until we corrected the failure in conformity with a Treasury Department procedure.

         The Contracts must also meet an "investor control" test, which the Treasury Department has said it may address in guidelines through regulations or rulings. This test could specify that your control over allocation of values among different investments may cause you to be treated as the owner of Separate Account C or Separate Account D assets, as applicable, for tax purposes. We reserve the right to amend the Contracts in any way necessary to avoid this result. As of the date of this prospectus, the Treasury Department has issued no guidelines on the subject. However, the Department has informally indicated that guidelines could limit the number of underlying funds or the frequency of transfers among those funds. The guidelines may apply only prospectively, although retroactive effect is possible if the guidelines do not embody a new position. Failure of the "control test" would result in current taxation to you of increases in your Contract value.

QUALIFIED PLAN CONTRACTS

    Taxation of a Contract depends, in part, on the provisions of the applicable plan where the Contract is issued to:

         o     a qualified individual retirement account;

         o     a qualified  corporate employee pension and profit-sharing  plan;
               or

         o a retirement or deferred compensation plan that does not meet the requirements applicable to a qualified plan.

         Some of tax rules applicable to such Contracts are similar to tax rules applicable to Non-Qualified Contracts, including: (a) deferral of the taxation until you receive a distribution, (b) taxation of a part of each distribution or annuity payment, and (c) the 10% penalty on early distributions.

WITHHOLDING

         The Code generally requires us to withhold income tax from any Contract distribution, including a total or partial surrender or an annuity payment. The amount of withholding depends, in part, on whether the payment is "periodic" or "non-periodic."

         For periodic payments (e.g., annuity payments), we withhold from the taxable portion of each payment based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions. If you want us to withhold on a different basis, you must file an appropriate withholding certificate with us. For non-periodic payments (e.g., distributions such as partial surrenders), we generally withhold 10% of the taxable portion of each payment.

         You may elect not to have the withholding rules apply. For periodic payments, that election is effective for the calendar year for which you file it with us, and for each subsequent year until you amend or modify it. For non-periodic payments, an election is effective when you file it with us, but only for the payment to which it is applicable. We have to notify your recipients of your right to elect not to have taxes withheld.

         The Code generally requires us to report all payments to the Internal Revenue Service.

OUR TAX STATUS

         The Code taxes us as a life insurance company. The Code taxes Separate Account C and Separate Account D as part of our overall operation. Currently, we do not charge Separate Account C and Separate Account D for an allocable portion of our federal income taxes. However, we do reserve the right to impose such a charge if it becomes necessary in the future.

                             PERFORMANCE INFORMATION

         From time to time, Separate Account C and Separate Account D may advertise several types of performance information for the Subaccounts. Each

Subaccount (other than the Cash Management Subaccount) may advertise "average annual total return" and "total return." The Cash Management Subaccount may advertise "yield" and "effective yield." The High Yield Subaccount, Investment Grade Subaccount and Government Subaccount may also advertise "yield." These figures are based on historical results. They are not intended to indicate future performance. For Separate Account C, the yield and effective yield figures include the payment of the Mortality and Expense Risk Charge of 1.00%, but do not include the maximum sales charge of 7.00%.

         The "total return" of a Subaccount is the total change in value of an investment in the Subaccount over a period of time, expressed as a percentage. "Average annual total return" is the rate of return that would produce that change in value over the specified period, if compounded annually. For Separate Account C, average annual total return and total return figures include the deduction of all expenses and fees, including the payment of the Mortality and Expense Risk Charge of 1.00% and the maximum sales charge of 7.00%. We may also advertise these figures without any sales charges, but assuming the payment of all recurring Separate Account charges, including the Mortality and Expense Risk Charge of 1.00% (non-standardized performance information).

         For Separate Account D, average annual total return figures may reflect the effect of the CDSC (pursuant to a standardized formula prescribed by the SEC), or may not reflect the effect of the CDSC (non-standardized performance information). For Separate Account D, we may also advertise total return figures on the same basis as average annual total return figures (with or without showing the effect of the CDSC). Quotations of return not reflecting the CDSC will be greater than those reflecting the CDSC.

         The "yield" of a Subaccount refers to the income that an investment in the Subaccount generates over a one-month or 30-day period (seven-day period for the Cash Management Account), excluding realized and unrealized capital gains and losses in the corresponding Fund's investments. We then "annualize" this income and show it as a percentage of the value of the Subaccount's Accumulation Units. We calculate the "effective yield" of the Cash Management Subaccount similarly, but, when we annualize it, we assume the reinvestment in that Subaccount of any income earned by that Subaccount. The Cash Management Subaccount's effective yield will be slightly higher than its yield due to the compounding effect of this assumed reinvestment.

         Neither the total return nor the yield figures reflect deductions for Premium taxes, since most states do not impose those taxes.

         For further information on performance calculations, see "Performance Information" in the Statement of Additional Information.

                                OTHER INFORMATION

VOTING RIGHTS


         Because the Life Series Fund is not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Life Series Fund. In certain circumstances, the Fund may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment objectives or investment policies without the approval of a majority vote of that Fund's shareholders in accordance with the 1940 Act. Thus, if the Fund sought to change fundamental investment objectives or investment policies, contractowners would have an opportunity to provide voting instructions for shares of a Fund held by a Subaccount in which their Contract invests.


         We would vote the shares of any Fund held in a corresponding Subaccount or directly, at any Fund shareholders meeting as follows:

         o shares attributable to Contractowners for which we received instructions, would be voted in accordance with the instructions;

         o shares attributable to Contractowners for which we did not receive instructions, would be voted in the same proportion that we voted shares held in the Subaccount for which we received instructions; and

         o shares not attributable to Contractowners, would be voted in the same proportion that we voted shares held in the Subaccount attributable to Contractowners for which we received instructions.

         We will vote Fund shares that we hold directly in the same proportion that we vote shares held in any corresponding Subaccounts that are attributable to Contractowners and for which we receive instructions. However, we will vote our own shares as we deem appropriate where there are no shares held in any Subaccount. We will present all the shares of any Fund that we held through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.

         We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner as follows:

         o before the Annuity Commencement Date, we divide the Subaccount's Accumulated Value by the net asset value of one Fund share, and

         o after the Annuity Commencement Date, we divide the reserve held in the Subaccount for the variable annuity payment under the Contracts by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates.

         We will determine the number of votes that a Contractowner has the right to cast as of the record date that the Life Series Fund establishes.

         We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting and other materials relating to the Fund to each Contractowner having a voting interest in a Subaccount.

         The voting rights that we describe in this Prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, we reserve the right to proceed in accordance with any such changed laws or regulations. Specifically, we reserve the right to vote shares of any Fund in our own right, to the extent the law permits.

RESERVATION OF RIGHTS

         We also reserve the right to make certain changes if we believe they would (a) best serve the interests of the Contractowners and Annuitants or (b) be appropriate in carrying out the purposes of the Contracts. We will make a change only as the law permits. We will (a) obtain, when required, the necessary Contractowner or regulatory approval for any change and (b) provide, when required, notification to Contractowners before making a change.

         For example, we may:

         o operate either Account in any form permitted under the 1940 Act or in any other form permitted by law,

         o     add, delete, combine, or modify Subaccounts of either Account,

         o add, delete, or substitute for the Fund shares held in any Subaccount, the shares of any investment company or series thereof, or any investment permitted by law, or

         o amend the Contracts if required to comply with the Internal Revenue Code or any other applicable federal or state law.

DISTRIBUTION OF CONTRACTS


         We sell the Contracts solely through individuals who, in addition to being licensed insurance agents of First Investors Life, are registered representatives of FIC, which is an affiliate of First Investors Life. FIC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. FIC's executive offices are located at 95 Wall Street, New York, NY 10005. First Investors Life has reserved the right to sell the Contracts directly.

FINANCIAL STATEMENTS


    The Statement of Additional Information, dated April 28, 2000, includes:


         o the financial statements for First Investors Life and the accompanying Report of Independent Certified Public Accountants; and

         o the financial statements for Separate Account C and for Separate Account D and the accompanying Report of Independent Certified Public Accountants for each.

         You can get the Statement of Additional Information at no charge on request to First Investors Life at the address or telephone number on the cover page of this Prospectus.

                                TABLE OF CONTENTS

                         OF THE STATEMENTS OF ADDITIONAL

                                   INFORMATION

       Item                                                               Page
       ----                                                               ----
    General Description......................................................2
    Services.................................................................2
    Annuity Payments.........................................................3
    Other Information........................................................4
    Performance Information..................................................5
    Relevance of Financial Statements........................................9
    Appendices..............................................................10
    Financial Statements....................................................15

                                   APPENDIX I

                             STATE AND LOCAL TAXES*






Alabama..........................--      Missouri......................--
Alaska...........................--      Nebraska......................--
Arizona..........................--      Nevada.............................3.5%
Arkansas.........................--      New Jersey....................--
California.......................2.35%   New Mexico....................--
Colorado.........................--      New York .....................--
Connecticut......................--      North Carolina ...............--
Delaware.........................--      Ohio..........................--
District of Columbia.............2.25%   Oklahoma......................--
Florida..........................1.00%   Oregon........................--
Georgia..........................--      Pennsylvania..................--
Illinois.........................--      Rhode Island..................--
Indiana..........................--      South Carolina................--
Iowa.............................2.00%   Tennessee.....................--
Kentucky.........................2.00%   Texas.........................--
Louisiana........................--      Utah..........................--
Maryland.........................--      Virginia......................--
Massachusetts....................--      Washington....................--
Michigan.........................--      West Virginia...................1.00%
Minnesota........................--      Wisconsin.....................--
Mississippi......................--      Wyoming.........................1.00%




Note: State legislation could change the rates above. State insurance regulation could change the applicability of the rates above.

* Includes local annuity Premium taxation.


                                       27
insert 377037

                             [FIRST INVESTORS LOGO]

                                 95 Wall Street
                            New York, New York 10005
                                 (212) 858-8200

                 FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                  OFFERED BY

                    FIRST INVESTORS LIFE INSURANCE COMPANY


           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2000

      This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus for First Investors Life Variable Annuity Fund D, dated April 28, 2000, which may be obtained at no cost by writing to First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005, or by telephoning (800) 342-7963.

                               TABLE OF CONTENTS

                                                                  PAGE

      General Description........................................   2
      Services...................................................   2
      Annuity Payments...........................................   3
      Other Information..........................................   4
      Performance Information....................................   5
      Relevance of Financial Statements..........................   9
      Appendices.................................................  10
      Financial Statements.......................................  15

                              GENERAL DESCRIPTION



      FIRST INVESTORS LIFE INSURANCE COMPANY. First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 ("First Investors Life"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for First Investors Life Series Fund ("Life Series Fund"). Mr. Glenn O. Head, Chairman of FICC, controls FICC and, therefore, controls the Adviser and First Investors Life.



      SEPARATE ACCOUNT D. First Investors Life Variable Annuity Fund D ("Separate Account D") was established on April 8, 1997 under the provisions of the New York Insurance Law. The assets of Separate Account D are segregated from the assets of First Investors Life, and that portion of such assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts are not chargeable with liabilities arising out of any other business of First Investors Life. Separate Account D is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of Separate Account D.


      The assets of each  Subaccount  of Separate  Account D are invested at net asset value in shares of the corresponding series (each a "Fund" and collectively "Funds") of Life Series Fund. For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on. The Life Series Fund's Prospectus describes the risks attendant to an investment in each Fund of Life Series Fund. The thirteen Funds of Life Series Fund may be referred to as: First Investors Life Blue Chip Fund, First Investors Life Cash Management Fund, First Investors Life Discovery Fund, First Investors Life Focused Equity Fund, First Investors Life Government Fund, First Investors Life Growth Fund, First Investors Life High Yield Fund, First Investors Life International Securities Fund, First Investors Life Investment Grade Fund, First Investors Life Target Maturity 2007 Fund, First Investors Life Target Maturity 2010 Fund, First Investors Life Target Maturity 2015 Fund and First Investors Life Utilities Income Fund.


                                   SERVICES

      CUSTODIAN.   First  Investors   Life,   subject  to  applicable  laws  and
regulations, is the custodian of the securities of the Subaccounts of Separate Account D.



      INDEPENDENT PUBLIC ACCOUNTANTS. Tait, Weller & Baker, Eight Penn Center Plaza, Philadelphia, PA 19103, independent certified public accountants, has been selected as the independent accountants for Separate Account D. First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for Separate Account D which is set by the Audit Committee of the Board of Directors of First Investors Life.


      UNDERWRITER. First Investors Life and Separate Account D have entered into an Underwriting Agreement with FIC. FIC, an affiliate of First Investors Life, and of the Adviser, has its principal business address at 95 Wall Street, New York, New York 10005. For the fiscal years ended December 31, 1997, 1998 and 1999 FIC received fees of $759,557, $2,492,528, and $2,334,271, respectively, in connection with the distribution of the Contracts in a continuous offering.

      The Contracts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter.

                               ANNUITY PAYMENTS

      VALUE OF AN ACCUMULATION UNIT. For each Subaccount of Separate Account D, the value of an Accumulation Unit was arbitrarily initially set at $10.00. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B). The investment performance of each Fund, expenses and deductions of certain charges affect the Accumulation Unit Value. The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

      NET INVESTMENT FACTOR. The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:


(a)   is the net result of:


      (1) the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gains distributions made by the applicable Fund if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.



(c) is a factor representing the charges deducted for mortality and expense risks and administration. Such factor is equal on an annual basis to 1.40% of the daily net asset value of the applicable Subaccount. This percentage represents approximately a 0.85% charge for the mortality risk assumed, a 0.4% charge for the expense risk assumed, and a 0.15% charge for administration.



      The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease. (For an illustration of this calculation, see Appendix I, Example A.)

      VALUE OF AN ANNUITY UNIT. For each Subaccount of Separate Account D, the value of an Annuity Unit was arbitrarily initially set at $10.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract. (For an illustration of this calculation, see Appendix III, Example A.)

      AMOUNT OF ANNUITY PAYMENTS. When annuity payments are to commence, the Accumulated Value to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time, any applicable Premium taxes not previously deducted will be deducted from the Accumulated Value to determine the Net Accumulated Value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment. The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied. These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date. The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900. Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

      The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit will vary with the investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

      A fixed annuity is an annuity with annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

                               OTHER INFORMATION

      TIME OF PAYMENTS. All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination. However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund are not reasonably practical or it is not reasonably practical to determine the value of the Fund's net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

      REPORTS TO CONTRACTOWNERS. First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values. In addition, latest available reports of Life Series Fund will be mailed to each Contractowner.

      ASSIGNMENT. Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary. The Contracts may be assigned. No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its Home Office.

                            PERFORMANCE INFORMATION

      Separate Account D may advertise the performance of the Subaccounts in various ways.



      The yield for a Subaccount (other than the Cash Management Subaccount) is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by (i) calculating the aggregate amount of net investment income earned by the Subaccount during the base period less expenses accrued for that period (net of reimbursement), and (ii) dividing that amount by the product of (A) the average daily number of Accumulation Units of the Subaccount outstanding during the base period and (B) the net asset value per Accumulation Unit on the last day of the base period. The result is annualized by compounding on a semi-annual basis to determine the Subaccount's yield. For this calculation, interest earned on debt obligations held by the underlying Fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as GNMA's, based on cost). Dividends on equity securities are accrued daily at their estimated stated dividend rates.



      For a Subaccount, other than the Cash Management Subaccount, the Subaccount's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P" in the formula below) over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                      1/n
            T=[(ERV/P)   ]-1

      The "total return" uses the same factors, but does not average the rate of return on an annual basis. Total return is determined as follows:

            [ERV-P]/P  = TOTAL RETURN



      In providing such performance data, each Subaccount, other than the Cash Management Subaccount, will assume the payment of the applicable CDSC imposed on a surrender of purchase payments for the applicable period, the payment of applicable Mortality and Expense Risk and administrative charges of 1.40% ("P"), and the payment of the $30 annual contract maintenance charge. Each Subaccount, other than the Cash Management Subaccount, will assume that during the period covered all dividends and capital gain distributions are paid at net asset value per Accumulation Unit, and that the investment is redeemed at the end of the period.


      Average annual total return and total return computed at the public offering price (using the applicable CDSC) for the period ended December 31, 1999 for each Subaccount, other than the Cash Management Subaccount, are set forth in the following tables.

AVERAGE ANNUAL TOTAL RETURN(1)

                                                     Life of
                                    One Year       Subaccount(2)
                                    --------       -------------


Blue Chip Subaccount                 14.82%           14.72%
Discovery Subaccount                 17.25%            9.37%
Focused Equity Subaccount               N/A              N/A
Government Subaccount                -7.44%            1.20%
Growth Subaccount                    15.87%           19.29%
High Yield Subaccount                -3.86%            1.59%
International Securities             20.45%           12.55%
Investment Grade Subaccount         -10.73%            0.52%
Target Maturity 2007 Subaccount     -17.01%            0.77%
Target Maturity 2010 Subaccount     -19.16%            0.15%
Target Maturity 2015 Subaccount         N/A              N/A
Utilities Income Subaccount           7.56%           15.61%

TOTAL RETURN(1)

                                                     Life of
                                    One Year       Subaccount(2)
                                    --------       -------------

Blue Chip Subaccount                  14.82%           39.57%
Discovery Subaccount                  17.25%           24.30%
Focused Equity Subaccount                N/A           -4.88%
Government Subaccount                 -7.44%            2.95%
Growth Subaccount                     15.87%           53.44%
High Yield Subaccount                 -3.86%            3.90%
International Securities              20.45%           33.23%
Investment Grade Subaccount          -10.73%            1.27%
Target Maturity 2007 Subaccount      -17.01%            1.88%
Target Maturity 2010 Subaccount      -19.16%            0.36%
Target Maturity 2015 Subaccount          N/A           -7.51%
Utilities Income Subaccount            7.56%           42.20%


      Nonstandardized average annual total return and total return may also be advertised using net asset value per Accumulation Unit at the end of the relevant base period --- i.e., without deducting any applicable CDSC. The calculation will be made using the standardized formula except that ending net asset value per Accumulation Unit will be substituted for ending redeemable value. Any quotation of return not reflecting an applicable CDSC will be greater than if the CDSC were reflected. Nonstandardized average annual total return and total return computed at net asset value for the period ended December 31, 1999 for each Subaccount, other than the Cash Management Subaccount, are set forth in the following tables.

--------
(1) Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 1999. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.

(2) The inception date for the Subaccounts, except for Focused Equity Subaccount and Target Maturity 2015 Subaccount, is July 28, 1997. The Focused Equity and Target Maturity 2015 Subaccounts commenced operations on November 8, 1999.

NONSTANDARDIZED AVERAGE ANNUAL TOTAL RETURN(1)


                                                     Life of
                                    One Year     Subaccount(2)
                                    --------     -------------

Blue Chip Subaccount                  23.46%           17.17%
Discovery Subaccount                  26.07%           11.71%
Focused Equity Subaccount                N/A              N/A
Government Subaccount                 -0.47%            3.36%
Growth Subaccount                     24.59%           21.84%
High Yield Subaccount                  3.38%            3.76%
International Securities              29.51%           14.95%
Investment Grade Subaccount           -4.01%            2.67%
Target Maturity 2007 Subaccount      -10.77%            2.92%
Target Maturity 2010 Subaccount      -13.07%            2.29%
Target Maturity 2015 Subaccount          N/A              N/A
Utilities Income Subaccount           15.66%           18.08%

TOTAL RETURN(1)


                                                     Life of
                                    One Year     Subaccount(2)
                                    --------     -------------

Blue Chip Subaccount                  23.46%          46.92%
Discovery Subaccount                  26.07%          30.84%
Focused Equity Subaccount                N/A          -2.28%
Government Subaccount                 -0.47%           8.36%
Growth Subaccount                     24.59%          61.52%
High Yield Subaccount                  3.38%           9.36%
International Securities              29.51%          40.24%
Investment Grade Subaccount           -4.01%           6.60%
Target Maturity 2007 Subaccount      -10.77%           7.24%
Target Maturity 2010 Subaccount      -13.07%           5.64%
Target Maturity 2015 Subaccount          N/A          -0.55%
Utilities Income Subaccount           15.66%          49.68%


      Return information may be useful to investors in reviewing a Subaccount's performance. However, the total return and average annual total return will fluctuate over time and the return figures for any given past period is not an indication or representation by Separate Account D of future rates of return of any Subaccount.

      At times, the Adviser may reduce its compensation or assume expenses of a Fund in order to reduce such Fund's expenses. Any such waiver or reimbursement would increase the corresponding Subaccount's total return, average annual total return and yield during the period of the waiver or reimbursement.

      Each Subaccount may include in advertisements and sales literature, examples, information and statistics that illustrate the effect of taxable versus tax-deferred compounding income at a fixed rate of return to demonstrate the growth of an investment over a stated period of time resulting from the payment of dividends and capital gains distributions in additional Accumulation Units. The examples may include hypothetical returns comparing taxable versus



--------------
(1) Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 1999. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.

(2) The inception date for the Subaccounts, except for Focused Equity Subaccount and Target Maturity 2015 Subaccount, is July 28, 1997. The Focused Equity and Target Maturity 2015 Subaccounts commenced operations on November 8, 1999.

tax-deferred growth. The examples used will be for illustrative purposes only and are not representations by any Subaccount of past or future yield or return of any of the Subaccounts.

      From time to time, in reports and promotional literature, Separate Account D may compare the performance of its Subaccounts to, or cite the historical performance of, other variable annuities. The performance rankings and ratings of variable annuities reported in L-VIPPAS, a monthly publication for insurance companies and money managers published by Lipper Analytical Services, Inc. and in Morningstar Variable Annuity Performance Report, also a monthly publication published by Morningstar, Inc., may be used. Additionally, performance rankings and ratings reported periodically in national financial publications such as MONEY, FORBES, BUSINESS WEEK, BARRON'S, FINANCIAL TIMES, CHANGING TIMES, FORTUNE, NATIONAL UNDERWRITER, etc., may also be used. Quotations from articles appearing in daily newspaper publications such as THE NEW YORK TIMES, THE WALL STREET JOURNAL and THE NEW YORK DAILY NEWS may be cited.

      DETERMINATION OF CURRENT AND EFFECTIVE YIELD. Separate Account D provides current yield quotations for the Cash Management Subaccount based on the underlying Fund's daily dividends. The underlying Fund declares dividends from net investment income daily and pays them monthly.

      For purposes of current yield quotations, dividends per Accumulation Unit for a seven-day period are annualized (using a 365-day year basis) and divided by the average value of an Accumulation Unit for the seven-day period.

      The current yield quoted will be for a recent seven day period. Current yields will fluctuate from time to time and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Current yield information is useful in reviewing the Cash Management Subaccount's performance but, because current yield will fluctuate, such information may not provide a basis for comparison with bank deposits or other investments which may pay a fixed yield for a stated period of time, or other investment companies, which may use a different method of calculating yield.

      In addition to providing current yield quotations, Separate Account D provides effective yield quotations for the Cash Management Subaccount for a base period return of seven days. An effective yield quotation is determined by a formula which requires the compounding of the unannualized base period return. Compounding is computed by adding 1 to the unannualized base period return, raising the sum to a power equal to 365 divided by 7 and subtracting 1 from the result.








      The following is an example, for purposes of illustration only, of the current and effective yield calculation for the seven day period ended December 31, 1999.

      Dividends per accumulation unit from net investment
      income (seven calendar days ended December 31, 1999)
      (Base Period).................................................$.001026800
      Annualized (365 day basis)*...................................$.053540284
      Average value per accumulation unit for the
      seven calendar days ended December 31, 1999......................$1.00
      Annualized historical yield per accumulation unit for the
      seven calendar days ended December 31, 1999.......................5.35%
      Effective Yield**.................................................5.48%
      Weighted average life to maturity of the portfolio on December 31, 1999 was 56 days

      *This represents the average of annualized net investment income per accumulation unit for the seven calendar days ended December 31, 1999.

     **Effective Yield=[ (Base Period Return + 1)365/7] -1

      The figures in the above example do not include the CDSC. Accordingly, all yield quotations are higher than they would have been had such CDSC been included.

      Separate Account D's Prospectus and Statement of Additional Information may be in use for a full year and, accordingly, it can be expected that yields will fluctuate substantially from the example shown above.

                       RELEVANCE OF FINANCIAL STATEMENTS

      The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of the Subaccounts. The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life's ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

                                  APPENDICES

                                   APPENDIX I

                                    EXAMPLE A


                    FORMULA AND ILLUSTRATION FOR DETERMINING
                    THE NET INVESTMENT FACTOR OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT D



Net Investment Factor =  A + B
                         ----- - D
                            C

Where:

A = The Net Asset Value of a Fund share as of the end of the current
    Valuation Period.
    Assume....................................................... = $8.51000000
B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
    Assume....................................................... =           0
C = The Net Asset Value of a Fund share at the end of the immediately preceding Valuation Period.
    Assume....................................................... = $8.39000000
D = The daily deduction for charges for mortality and expense risks and administration, which totals 1.4% on an annual basis.
    On a daily basis............................................. =   .00003836

Then, the Net Investment Factor = 8.51000000 + 0 - .00003836 . =     1.01426438
                                  --------------
                                  8.39000000

                                    EXAMPLE B


                    FORMULA AND ILLUSTRATION FOR DETERMINING
                     ACCUMULATION UNIT VALUE OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT D



Accumulation Unit Value = A x B Where:

A = The Accumulation Unit Value for the immediately preceding Valuation
    Period.
    Assume....................................................... = $1.46328760

B = The Net Investment Factor for the current Valuation Period.
    Assume....................................................... =  1.01426438

Then, the Accumulation Unit Value = $1.46328760 x 1.01426438..... =  1.48416049

                                   APPENDIX II

                                    EXAMPLE A

                    FORMULA AND ILLUSTRATION FOR DETERMINING
                           DEATH BENEFIT PAYABLE UNDER
                    ANNUITY OPTION 4-UNIT REFUND LIFE ANNUITY


Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:


Annuity Units Payable =   A                  A
                         --- - (CxD), if    --- is greater than CxD
                          B                  B

Where:


A = The Net Accumulated  Value applied on the Annuity  Commencement Date to purchase the Variable Annuity.
     Assume...................................................... =  $20,000.00

B = The Annuity Unit Value at the Annuity Commencement Date.
     Assume...................................................... = $1.08353012

C = The number of Annuity Units represented by each payment made.
     Assume.....................................................  =116.61488844

D = The total number of monthly Variable Annuity Payments made prior to the
       Annuitant's death.
     Assume...................................................... =          30

Then the number of Annuity Units Payable:

                $20,000.00   -  (116.61488844 x 30)
               ------------
               $1.08353012

            =  18,458.18554633  -  3,498.44665320

            =  14,959.73889313

If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

     14,959.73889313 x $1.12173107 = $16,780.80

                                  APPENDIX III

                                    EXAMPLE A


                    FORMULA AND ILLUSTRATION FOR DETERMINING
                              ANNUITY UNIT VALUE OF
                               SEPARATE ACCOUNT D



Annuity Unit Value = A x B x C

Where:

A =  Annuity Unit Value of the immediately preceding Valuation Period.
       Assume.................................................... = $1.10071211

B =  Net  Investment  Factor for the Valuation  Period for which the Annuity
       Unit is being calculated.
       Assume.................................................... =  1.00083530

C =  A factor to neutralize  the assumed  interest rate of 3 1/2% built into the Annuity Tables used.
       Daily factor equals....................................... =  0.99990575

Then, the Annuity Value is:

     $1.10071211 x 1.00083530 x 0.99990575 = $1.10152771


                                   EXAMPLE B


                   FORMULA AND ILLUSTRATION FOR DETERMINING
             AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT FROM
                              SEPARATE ACCOUNT D



First Monthly Variable Annuity Payment =    A
                                         -------  x B
                                         $1,000

Where:


A = The Net  Accumulated  Value  allocated  to  Separate  Account D for the
       Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date.
       Assume.................................................... =  $20,000.00

B = The Annuity  purchase  rate per $1,000 based upon the option  selected, the sex and adjusted age of the Annuitant according to the Annuity Tables contained in the Contract.
       Assume.................................................... =       $6.40

Then, the first Monthly Variable Payment = $20,000
                                           -------  x $6.40 = $128.00
                                           $1,000

                                    EXAMPLE C


                    FORMULA AND ILLUSTRATION FOR DETERMINING
               THE NUMBER OF ANNUITY UNITS FOR SEPARATE ACCOUNT D
              REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT


Number of Annuity Units  = A
                          ---
                           B

Where:
A = The dollar amount of the first monthly Variable Annuity Payment.
     Assume................................................... =     $128.00

B = The  Annuity  Unit  Value  for the  Valuation  Date  on or  immediately preceding the seventh day before the Annuity Commencement Date.
     Assume................................................... = $1.09763000

Then, the number of Annuity Units =     $128.00
                                     -------------  = 116.61488844
                                      $1.09763000

                                    EXAMPLE D


                    FORMULA AND ILLUSTRATION FOR DETERMINING
              THE AMOUNT OF SECOND AND SUBSEQUENT MONTHLY VARIABLE
                    ANNUITY PAYMENTS FROM SEPARATE ACCOUNT D



Second Monthly Variable Annuity Payment = A x B

Where:

A = The  Number of  Annuity  Units  represented  by each  monthly
     Variable Annuity Payment.
     Assume................................................... = 116.61488844

B = The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the date on which the second
       (or subsequent) Variable Annuity Payment is due.
     Assume................................................... = $1.11834234

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result. Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.08103230 = $126.06

                           Financial Statements as of

                                December 31, 1999

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors
First Investors Life Insurance Company
New York, New York

    We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 1999 and 1998, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with generally accepted accounting principles.

                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
February 18, 2000

                               FIRST INVESTORS LIFE INSURANCE COMPANY

                                            BALANCE SHEET

                                               ASSETS

                                                                        DECEMBER 31, 1999       DECEMBER 31, 1998
                                                                        -----------------       -----------------

Investments (note 2):
  Available-for-sale securities.......................................     $109,081,845            $131,031,939
  Held-to-maturity securities.........................................       31,147,991               5,491,598
  Short term investments..............................................        4,179,510               3,982,209
  Policy loans........................................................       28,640,385              24,961,708
                                                                       ----------------          --------------

     Total investments................................................     173,049,731              165,467,454

Cash .................................................................        (729,147)                 113,094
Premiums and other receivables, net of allowances of
  $30,000 in 1999 and 1998............................................       6,391,696                6,297,635
Accrued investment income.............................................       3,204,950                3,473,067
Deferred policy acquisition costs (note 6)............................      24,607,577               20,873,233
Deferred Federal income taxes (note 7)     ...........................       1,868,000                  473,000
Furniture, fixtures and equipment, at cost, less accumulated
  depreciation of $1,169,049 in 1999 and $1,110,857 in 1998...........          57,966                  102,448
Other assets..........................................................         118,396                   82,822
Separate account assets...............................................   1,058,703,230              821,105,059
                                                                       ---------------            -------------

     Total assets.....................................................  $1,267,272,399           $1,017,987,812
                                                                        ==============           ==============


                                LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:

Policyholder account balances (note 6)................................    $123,677,096             $118,786,854
Claims and other contract liabilities.................................      14,870,396               13,934,636
Accounts payable and accrued liabilities..............................       3,573,113                3,796,503
Separate account liabilities..........................................   1,058,229,265              821,105,059
                                                                        --------------            -------------

     Total liabilities................................................   1,200,349,870              957,623,052
                                                                        --------------            -------------

STOCKHOLDER'S EQUITY:
Common Stock, par value $4.75; authorized,
  issued and outstanding 534,350 shares...............................       2,538,163                2,538,163
Additional paid in capital............................................       6,496,180                6,496,180
Accumulated other comprehensive income (note 2).......................        (908,000)               2,193,000
Retained earnings ....................................................      58,796,186               49,137,417
                                                                      ----------------            -------------

     Total stockholder's equity.......................................      66,922,529               60,364,760
                                                                      ----------------            -------------

     Total liabilities and stockholder's equity.......................  $1,267,272,399           $1,017,987,812
                                                                        ==============           ==============

See accompanying notes to financial statements.

                                        FIRST INVESTORS LIFE INSURANCE COMPANY

                                         STATEMENT OF INCOME

                                                            YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                         DECEMBER 31, 1999   DECEMBER 31,1998    DECEMBER 31,1997
                                                         -----------------   ----------------    ----------------

REVENUES

  Policyholder fees...................................        $26,171,703         $25,393,372       $24,826,454
  Premiums............................................          5,656,183           6,091,731         6,279,137
  Investment income (note 2)..........................         11,049,520          10,501,572        10,259,601
  Realized gain (loss) on investments.................         (1,190,548)            914,891           158,874
  Other income........................................            818,604             893,181           702,644
                                                           --------------       -------------     -------------

     Total income.....................................        42,505,462          43,794,747         42,226,710
                                                            ------------         -----------        -----------
BENEFITS AND EXPENSES
  Benefits and increases in contract liabilities......        10,571,181          13,803,921         14,370,510
  Dividends to policyholders..........................         1,390,300           1,749,579          1,033,663
  Amortization of deferred acquisition costs (note 6).           969,205           1,005,483            663,200
  Commissions and general expenses....................        14,848,007          15,553,605         15,445,888
                                                            ------------         -----------        -----------

     Total benefits and expenses......................        27,778,693          32,112,588         31,513,261
                                                            ------------         ------------       -----------

Income before Federal income tax .....................        14,726,769          11,682,159         10,713,449

Federal income tax (note 7):

  Current.............................................         4,865,000           3,682,000          4,285,000
  Deferred............................................           203,000             265,000           (603,000)
                                                             -----------        ------------        -----------

                                                               5,068,000           3,947,000          3,682,000
                                                            ------------        ------------        -----------


Net Income............................................      $  9,658,769        $  7,735,159        $ 7,031,449
                                                            ============        ============        ===========

Income per share, based on 534,350 shares outstanding
                                                                  $18.08              $14.48             $13.16
                                                            ============       =============        ===========

See accompanying notes to financial statements.

                               FIRST INVESTORS LIFE INSURANCE COMPANY

                                  STATEMENT OF STOCKHOLDER'S EQUITY

                                                           YEAR ENDED           YEAR ENDED         YEAR ENDED
                                                       DECEMBER 31,1999      DECEMBER 31,1998   DECEMBER 31, 1997
                                                       ----------------      ----------------   -----------------

Balance at beginning of year.............................  $60,364,760          $ 52,044,601        $ 44,049,152
                                                           -----------          ------------        ------------
Net income...............................................    9,658,769             7,735,159           7,031,449
Other comprehensive income
  Increase (decrease) in unrealized holding gains on
  available-for-sale securities..........................   (3,101,000)              585,000             964,000
                                                         -------------        --------------      --------------
Comprehensive income.....................................    6,557,769             8,320,159           7,995,449
                                                         -------------        --------------      --------------

Balance at end of year................................... $ 66,922,529          $ 60,364,760        $ 52,044,601
                                                          ============          ============        ============


                                       STATEMENT OF CASH FLOWS

                                                           YEAR ENDED          YEAR ENDED          YEAR ENDED

                                                        DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31,1997
                                                        -----------------   -----------------   ----------------
Increase (decrease) in cash:
  Cash flows from operating activities:
     Policyholder fees received..........................$  25,827,717         $ 25,010,611       $  24,587,113
     Premiums received...................................    5,931,178            5,433,211           6,088,582
     Amounts received on policyholder accounts...........  124,375,574          132,528,386         125,818,334
     Investment income received..........................   11,726,193           10,630,564          10,263,095
     Other receipts......................................       73,652               91,864              57,287
     Benefits and contract liabilities paid.............. (129,416,853)        (142,124,914)       (138,420,373)
     Commissions and general expenses paid...............  (24,060,176)         (24,138,476)        (20,899,476)
                                                         -------------       --------------      --------------

     Net cash provided by operating activities...........   14,457,285            7,431,246           7,494,562
                                                         --------------      --------------      --------------

  Cash flows from investing activities:

     Proceeds from sale of investment securities.........   47,855,224           42,655,632          38,900,851
     Purchase of investment securities...................  (58,962,363)         (47,605,879)        (44,021,791)
     Purchase of furniture, equipment and other assets...      (13,710)             (79,322)            (62,170)
     Net increase in policy loans........................   (3,678,677)          (3,433,898)         (2,662,162)
     Investment in Separate Account .....................     (500,000)                 100             593,945
                                                         --------------      --------------        ------------

     Net cash used for investing activities..............  (15,299,526)          (8,463,367)         (7,251,327)
                                                         --------------      --------------       -------------

     Net increase (decrease) in cash.....................     (842,241)          (1,032,121)            243,235

Cash

  Beginning of year .....................................      113,094            1,145,215             901,980
                                                         -------------        -------------          ----------
  End of year ...........................................$    (729,147)       $     113,094      $    1,145,215
                                                         =============        =============      ==============

The Company  received a refund of Federal  income tax of $79,000 in 1997 and paid Federal income tax of $5,075,000 in 1999, $4,400,000 in 1998 and $4,358,000 in 1997.

See accompanying notes to financial statements.

                               FIRST INVESTORS LIFE INSURANCE COMPANY

                                       STATEMENT OF CASH FLOWS

                                                           YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                        DECEMBER 31, 1999   DECEMBER 31, 1998   DECEMBER 31, 1997
                                                        -----------------   -----------------   -----------------

Reconciliation of net income to net cash provided by operating activities:

         Net income........................................  $ 9,658,769       $ 7,735,159         $ 7,031,449

         Adjustments to reconcile net income to net cash
            provided by operating activities:
            Depreciation and amortization..................       66,281            82,342             117,804
            Amortization of deferred policy acquisition costs    969,205         1,005,483             663,200
            Realized investment (gains) losses.............    1,190,548          (914,891)           (158,874)
            Amortization of premiums and discounts on
              investments..................................      408,556           421,135             280,852
            Deferred Federal income taxes..................      203,000           265,000            (603,000)
            Other items not requiring cash - net...........       25,470              (660)              9,771

         (Increase) decrease in:
            Premiums and other receivables, net............      (94,061)       (1,548,536)           (750,889)
            Accrued investment income......................      268,117          (292,143)           (277,358)
            Deferred policy acquisition costs, exclusive
              of amortization..............................   (3,797,549)       (3,613,000)         (1,866,787)
            Other assets...................................      (43,663)           29,133               9,323

         Increase (decrease) in:
            Policyholder account balances..................    4,890,242         3,505,536           1,985,844
            Claims and other contract liabilities..........      935,760         1,386,540             357,815
            Accounts payable and accrued liabilities.......     (223,390)         (629,852)            695,412
                                                            ------------      ------------        ------------

                                                            $ 14,457,285       $ 7,431,246         $ 7,494,562
                                                            ============       ===========         ===========

See accompanying notes to financial statements.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- BASIS OF FINANCIAL STATEMENTS

      The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:

      (a) policy reserves are computed according to the Company's estimates of mortality, investment yields, withdrawals and other benefits and expenses, rather than on the statutory valuation basis;

      (b) certain  expenditures,  principally  for  furniture  and equipment and
   agents'  debit   balances,   are  recognized  as  assets  rather  than  being
   non-admitted and therefore charged to retained earnings;

      (c) commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;

      (d) income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided

      (e) the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

NOTE 2 -- OTHER SIGNIFICANT ACCOUNTING PRACTICES

      (a) ACCOUNTING ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

      (b) DEPRECIATION. Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

      (c) INVESTMENTS. Investments in equity securities that have readily determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:

      HELD-TO-MATURITY SECURITIES

         Debt securities in which the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

      AVAILABLE-FOR-SALE SECURITIES

         Debt securities not classified as held to maturity securities and equity securities are recorded at fair value with unrealized gains and losses excluded from earnings and reported as "accumulated other comprehensive income" in stockholder's equity.

      Short term investments are reported at market value which approximates cost.

      Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:

                                                          YEAR ENDED          YEAR ENDED            YEAR ENDED
                                                      DECEMBER 31,1999     DECEMBER 31, 1998     DECEMBER 31,1997
                                                      ----------------     -----------------     ----------------
Interest on fixed maturities.............................  $ 9,589,859         $ 9,276,036         $ 9,029,979
Interest on short term investments.......................      243,945             226,544             307,656
Interest on policy loans.................................    1,714,441           1,465,497           1,268,834
                                                          ------------       -------------        ------------

     Total investment income.............................   11,548,245          10,968,077          10,606,469
     Investment expense..................................      498,725             466,505             346,868
                                                         --------------      -------------       -------------

Net investment income....................................  $11,049,520        $ 10,501,572        $ 10,259,601
                                                           ===========        ============        ============

                               FIRST INVESTORS LIFE INSURANCE COMPANY

                              NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The amortized cost and estimated market values of investments at December 31, 1999 and 1998 are as follows:
                                                                     GROSS             GROSS           ESTIMATED
                                                AMORTIZED          UNREALIZED        UNREALIZED          MARKET
                                                  COST               GAINS            LOSSES             VALUE
                                                  ----               -----            ------             -----

AVAILABLE-FOR-SALE SECURITIES
DECEMBER 31, 1999

  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies...............................  $ 35,374,157   $           --    $     297,674     $  35,076,483
  Debt Securities issued by
   States of the U.S..........................       984,941               --           78,161           906,780
  Corporate Debt Securities...................    69,097,105          209,641        1,899,219        67,407,527
  Other Debt Securities ......................     5,966,094               --          275,039         5,691,055
                                              --------------    -------------    -------------   ---------------
                                                $111,422,297       $  209,641     $  2,550,093      $109,081,845
                                                ============       ==========     ============      ============

DECEMBER 31,1998

  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies............................... $  28,353,391   $    1,703,441      $       912      $ 30,055,920
  Debt Securities issued by
   States of the U.S..........................    13,964,587          261,109            8,696        14,217,000
  Corporate Debt Securities...................    77,938,088        2,148,113          378,682        79,707,519
  Other Debt Securities.......................     6,676,873          374,627               --         7,051,500
                                              --------------    -------------   --------------   ---------------
                                                $126,932,939      $ 4,487,290     $    388,290      $131,031,939
                                                ============      ===========     ============      ============

   At December 31, 1999 and 1998, the Company had "Unrealized Holding Gains (Losses) on Available-For-Sale Securities" of ($908,000) and $2,193,000, net of applicable deferred income taxes and amortization of deferred acquisition costs. The change in the Unrealized Holding Gains (Losses) of ($3,101,000), $585,000 and $964,000 for 1999, 1998 and 1997, respectively is reported as other comprehensive income in stockholders' equity. During the year ended December 31, 1999, the Company reclassified certain investments from Available-For-Sale securities to Held-To-Maturity securities. In connection with the reclassification, $834,455 of unrealized gains on such securities are included in Accumulated Other Comprehensive Income in Stockholder's Equity and is being amortized over the remaining life of the securities as an adjustment to yield.

HELD-TO-MATURITY SECURITIES
DECEMBER 31,1999

  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies*..............................  $  3,336,121      $    68,367   $        7,222     $   3,397,266
  Debt Securities issued by
   States of the U.S..........................    15,578,482               --        1,896,633        13,681,849
  Corporate Debt Securities...................     7,171,138               --          755,842         6,415,296
  Other Debt Securities.......................     5,062,250               --          632,074         4,430,176
                                              --------------   --------------       ----------      ------------
                                               $  31,147,991      $    68,367   $    3,291,771      $ 27,924,587
                                               =============      ===========      ===========      ============

DECEMBER 31,1998

  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies*..............................  $  3,381,598      $   223,647      $        --       $ 3,605,245
  Corporate Debt Securities...................     2,000,000          125,400               --         2,125,400
  Other Debt Securities.......................       110,000               --               --           110,000
                                              --------------     ------------        ---------     -------------
                                                $  5,491,598        $ 349,047      $        --       $ 5,840,645
                                                ============        =========      ===========       ===========

*These securities are on deposit for various state insurance departments and are therefore restricted as to sale.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

      The amortized cost and estimated market value of debt securities at December 31, 1999, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       HELD TO MATURITY               AVAILABLE FOR SALE
                                                       ----------------               ------------------

                                                AMORTIZED        ESTIMATED         AMORTIZED       ESTIMATED
                                                  COST         MARKET VALUE         COST          MARKET VALUE
--------------------------------------------------------------------------------------------------------------
Due in one year or less.......................$    100,000    $     100,000   $    9,263,507    $    9,067,102
Due after one year through five years.........   3,346,121        3,407,266       23,841,639        23,782,165
Due after five years through ten years........   1,098,443          979,037       41,461,579        40,105,851
Due after ten years...........................  26,603,427       23,438,284       36,855,572        36,126,727
                                              ------------     ------------   ---------------   --------------
                                               $31,147,991      $27,924,587     $111,422,297      $109,081,845
                                               ===========      ===========     ============      ============

    Proceeds from sales of investments in fixed maturities were $47,855,224, $42,655,632 and $38,900,851 in 1999, 1998 and 1997, respectively. Gross gains of
$422,254 and gross losses of $1,612,802 were realized on those sales in 1999. Gross gains of $977,442 and gross losses of $62,551 were realized on those sales in 1998. Gross gains of $374,583 and gross losses of $215,709 were realized on those sales in 1997.

    (d)  RECOGNITION  OF  REVENUE,  POLICYHOLDER  ACCOUNT  BALANCES  AND  POLICY
BENEFITS

        TRADITIONAL ORDINARY LIFE AND HEALTH

           Revenues from the traditional life insurance policies represent premiums that are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.

        UNIVERSAL LIFE AND VARIABLE LIFE

           Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

           Policyholder account balances on universal life consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances. The value of policyholder accounts on variable life are included in separate account liabilities as discussed below.

        ANNUITIES

           Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

    (e) SEPARATE ACCOUNTS. Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts with individual investment objectives. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

    (f) COMPREHENSIVE INCOME. For 1998, the Company adopted Statement of Financial Accounting Standards No, 130 ("SFAS 130"), "Reporting Comprehensive Income". SFAS 130 establishes the disclosure requirements for reporting comprehensive income in an entity's financial statements. Total comprehensive income includes net income and unrealized gains and losses on available-for-sale securities. Accumulated other comprehensive income, a component of stockholders' equity, was formerly reported as unrealized gains and losses on available-for-sale securities. There was no impact on previously reported net income from the adoption of SFAS 130.

Note 3 -- Fair Value of Financial Instruments

    The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. The fair values for fixed maturity and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

    The carrying amounts for the Company's liabilities under investment - type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year. Fair values for the Company's insurance contracts other than investment - type contracts are not required to be disclosed. However, the fair values of liabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

NOTE 4 -- RETIREMENT PLANS

    The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent. The Plan provides for retirement benefits based upon earnings. Vesting of benefits is based upon years of service. For the years ended December 31, 1999, 1998 and 1997, the Company charged operations approximately $74,000, $79,000 and $70,000 respectively for its portion of the contribution.

    The Company also has a non-contributory retirement plan for the benefit of its sales agents. The plan provides for retirement benefits based upon commission on first-year premiums and length of service. The plan is unfunded. Vesting of benefits is based upon graduated percentages dependent upon the number of allocations made in accordance with the plan by the Company for each participant. The Company charged to operations pension expenses of approximately $478,000 in 1999, $475,000 in 1998 and $419,000 in 1997. The accrued liability of approximately $3,406,000 in 1999 and $3,251,000 in 1998 was sufficient to cover the value of benefits provided by the plan.

    In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees. Contributions to this plan were not material.

NOTE 5 -- COMMITMENTS AND CONTINGENT LIABILITIES

    The Company has agreements with affiliates and non-affiliates as follows:

    (a) The Company's maximum retention on any one life is $100,000. The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks. The Company is liable for any obligations that any reinsurance company may be unable to meet. The Company had reinsured approximately 10% of its net life insurance in force at December 31, 1999, 1998 and 1997. The Company also had assumed reinsurance amounting to approximately 19%, 20% and 20% of its net life insurance in force at the respective year ends. None of these transactions had any material effect on the Company's operating results.


                     FIRST INVESTORS LIFE INSURANCE COMPANY

    (b) The Company and certain affiliates share office space, data processing facilities and management personnel. Charges for these services are based upon the Company's proportionate share of: space occupied, usage of data processing facilities and time allocated to management. During the years ended December 31, 1999, 1998 and 1997, the Company paid approximately $1,610,000, $1,440,000 and
$1,114,000, respectively, for these services. In addition, the Company reimbursed an affiliate approximately $10,501,000 in 1999, $10,799,000 in 1998,and $9,814,000 in 1997 for commissions relating to the sale of its products.

         The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent. The balance in this account was approximately $443,000 at December 31, 1999 and $387,000 at December 31, 1998.

    (c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business. In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

NOTE 6 -- ADJUSTMENTS MADE TO STATUTORY ACCOUNTING PRACTICES

  Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles. The effects of these differences for the years ended December 31, 1999, 1998 and 1997 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.

                                                           NET INCOME                         CAPITAL SHARES AND SURPLUS
                                                      YEAR ENDED DECEMBER 31                       AT DECEMBER 31
                                           ------------------------------------------   -----------------------------------------
                                                1999          1998            1997           1999           1998         1997
                                           -------------  ------------   ------------   ------------    -----------   -----------

Reported on a statutory basis ...........  $  8,813,513   $  6,191,762   $  5,809,629   $ 45,872,816   $ 37,991,708   $ 32,159,721
                                           ------------   ------------   ------------   ------------   ------------   ------------

Adjustments:
   Deferred policy acquisition costs (b)      2,828,344      2,607,517        351,239     24,607,577     20,873,233     18,446,716
   Future policy benefits (a) ...........      (901,121)    (1,259,673)       133,848     (5,161,385)    (4,260,262)    (3,000,589)
   Deferred income taxes ................      (203,000)      (265,000)       603,000      1,868,000        473,000      1,039,000
   Premiums due and deferred (e) ........       102,955         85,385         84,291     (1,086,477)    (1,189,428)    (1,274,816)
   Cost of collection and other statutory
      liabilities .......................        (4,228)        (6,185)          (924)        25,648         29,874         36,060
   Non-admitted assets ..................          --             --             --          236,793        218,959        224,411
   Asset valuation reserve ..............          --             --             --        2,065,557      1,691,873      1,325,986
   Interest maintenance reserve .........      (192,495)      (223,136)       (55,019)          --          436,803         56,112
   Gross unrealized holding gains on
      available-for-sale securities .....          --             --             --       (1,506,000)     4,099,000      3,032,000
   Net realized capital gains (losses) ..    (1,190,548)       914,891        158,874           --             --             --
   Other ................................       405,349       (310,402)       (53,489)          --             --             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
                                                845,256      1,543,397      1,221,820     21,049,713     22,373,052     19,884,880
                                           ------------   ------------   ------------   ------------   ------------   ------------

In accordance with generally accepted
   accounting principles ................  $  9,658,769   $  7,735,159   $  7,031,449   $ 66,922,529   $ 60,364,760   $ 52,044,601
                                           ============   ============   ============   ============   ============   ============

Per share, based on 534,350 shares
   outstanding ..........................  $      18.08   $      14.48   $      13.16   $     125.24   $     112.97   $      97.40
                                           ============   ============   ============   ============   ============   ============

                     FIRST INVESTORS LIFE INSURANCE COMPANY

    The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

    (a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields. The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:

             DISTRIBUTION OF LIABILITIES*                                     BASIS OF ASSUMPTIONS
-------------------------------------------------------------------------------------------------------------

                                       YEARS
      1999             1998          OF ISSUE              INTEREST                    MORTALITY TABLE                   WITHDRAWAL
      ----             ----          --------              --------                    ---------------                   ----------

Non-par:
    $1,314,871       $ 1,458,458   1962-1967                4 1/2%         1955-60 Basic Select plus Ultimate             Linton B
     4,852,177         5,021,949   1968-1988                5 1/2%         1955-60 Basic Select plus Ultimate             Linton B
     2,093,102         2,403,257   1984-1988                7 1/2%         85% of 1965-70 Basic Select                    Modified
                                                                             plus Ultimate                                Linton B
       130,064           116,030   1989-Present             7 1/2%         1975-80 Basic Select plus Ultimate             Linton B
       118,686            63,482   1989-Present             7 1/2%         1975-80 Basic Select plus Ultimate             Actual
        25,240            26,682   1989-Present             8%             1975-80 Basic Select plus Ultimate             Actual
    33,668,196        33,158,902   1985-Present             6%             Accumulation of Funds                          --
Par:
       220,214           216,096   1966-1967                4 1/2%         1955-60 Basic Select plus Ultimate             Linton A
    12,886,598        13,141,191   1968-1988                5 1/2%         1955-60 Basic Select plus Ultimate             Linton A
       956,577           907,950   1981-1984                7 1/4%         90% of 1965-70 Basic Select
                                                                             plus Ultimate                                Linton B
     4,864,140         4,791,142   1983-1988                9 1/2%         80% of 1965-70 Basic Select
                                                                             plus Ultimate                                Linton B
    19,211,131        17,805,284   1990-Present             8%             66% of 1975-80 Basic Select
                                                                             plus Ultimate                                Linton B
Annuities:
    14,360,260        16,075,327   1976-Present             5 1/2%         Accumulation of Funds                          --
Miscellaneous:
    29,724,170        24,418,452   1962-Present             2 1/2%-3 1/2%  1958-CSO                                       None

------------------
* The above amounts are before deduction of deferred premiums of $748,330 in 1999 and $817,348 in 1998.

    (b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred. Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges. Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue. Anticipated premium revenue was estimated using the same assumptions that were used for computing liabilities for future policy benefits. Amortization of $969,205 in 1999, $1,005,483 in 1998 and $663,200 in 1997 was
charged to operations.

    (c) Participating business represented 7.9% and 8.8% of individual life insurance in force at December 31, 1999 and 1998, respectively.

    The Board of Directors annually approves a dividend formula for calculation of dividends to be distributed to participating policyholders.

    The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force. Earnings in excess of that limit must be excluded from shareholders' equity by a charge against operations. No such charge has been made, since participating business has operated at a loss to date on a statutory basis. It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

    (d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus. The amount of said surplus was $36,088,375, $28,207,166 and $22,374,879 at December 31, 1999, 1998 and 1997, respectively.

    (e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs. In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

NOTE 7 -- FEDERAL INCOME TAXES

    The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return. The provision for Federal income taxes is determined on a separate company basis.

    Retained earnings at December 31, 1999 included approximately $146,000 which is defined as "policyholders' surplus" and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.

    Deferred tax liabilities (assets) are comprised of the following:

                                                                                           1999                   1998
                                                                                     ------------------    -------------------

Policyholder dividend provision....................................................     $   (471,717)         $      (448,300)
Non-qualified agents' pension plan reserve.........................................       (1,306,579)              (1,262,900)
Deferred policy acquisition costs..................................................        3,535,251                2,956,800
Future policy benefits.............................................................       (3,042,310)              (2,835,100)
Bond discount......................................................................           47,677                   35,900
Unrealized holding gains (losses) on Available-For-Sale Securities.................         (468,000)               1,130,000
Capital loss carryover.............................................................         (100,759)                       -
Other..............................................................................          (61,563)                 (49,400)
                                                                                      ---------------       ------------------
                                                                                      $   (1,868,000)          $     (473,000)
                                                                                      ===============          ===============

    The currently payable Federal Income tax provision of $4,865,000 for 1999 is net of a $311,000 Federal tax benefit resulting from a capital loss carryback of $914,891.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors
First Investors Life Insurance Company
New York, New York

         We have audited the statement of assets and liabilities of First Investors Life Variable Annuity Fund D (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940), as of December 31, 1999, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Variable Annuity Fund D as of December 31, 1999, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                            TAIT, WELLER & BAKER


Philadelphia, Pennsylvania
February 18, 2000

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND D

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1999

ASSETS
  Investments at net asset value (Note 3):
    First Investors Life Series Fund.....................................      $126,591,909
                                                                               ------------

LIABILITIES
  Payable to First Investors Life Insurance Company......................           377,326
  Other Liabilities......................................................         4,830,365
                                                                               ------------
        Total Liabilities................................................         5,207,691
                                                                               ------------
NET ASSETS...............................................................      $121,384,218
                                                                               ============

Net assets represented by Contracts in accumulation period...............      $121,384,218
                                                                               ============



See notes to financial statements.

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND D

                             STATEMENT OF OPERATIONS

                          Year ended December 31, 1999

INVESTMENT INCOME
  Income:
    Dividends............................................................      $  2,614,423
                                                                               ------------

        Total income.....................................................         2,614,423
                                                                               ------------

  Expenses:
    Mortality and expense risks (Note 4).................................         1,293,708
    Administrative Charges (Note 4)......................................            28,958
                                                                               ------------

        Total expenses...................................................         1,322,666
                                                                               ------------

NET INVESTMENT INCOME....................................................         1,291,757
                                                                               ------------

UNREALIZED APPRECIATION ON INVESTMENTS
  Beginning of period....................................................         5,309,599
  End of period..........................................................        21,700,458
                                                                               ------------

Change in unrealized appreciation on investments.........................        16,390,859
                                                                               ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................      $ 17,682,616
                                                                               ============



See notes to financial statements.

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND D

                       STATEMENTS OF CHANGES IN NET ASSETS

                            Years ended December 31,

                                                                                     1999          .  1998
                                                                                     ----             ----
Increase in Net Assets
    From Operations

       Net investment income ................................................      $1,291,757         $722,068
       Change in unrealized appreciation on investments......................      16,390,859        5,204,905
                                                                                 ------------      -----------

       Net increase in net assets resulting from operations..................      17,682,616        5,926,973
                                                                                 ------------      -----------
    From Unit Transactions

       Net insurance premiums................................................      42,227,186       45,368,185
       Contract payments.....................................................     (2,893,809)        (748,864)
                                                                                 ------------      -----------

       Increase in net assets derived from unit transactions.................      39,333,377       44,619,321
                                                                                 ------------      -----------

          Net increase in net assets.........................................      57,015,993       50,546,294

Net Assets
    Beginning of year........................................................      64,368,225       13,821,931
                                                                                 ------------      -----------
    End of year..............................................................    $121,384,218      $64,368,225
                                                                                 ============      ===========



See notes to financial statements.

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND D

                          NOTES TO FINANCIAL STATEMENTS

                                December 31, 1999

NOTE 1 -- ORGANIZATION

      First Investors Life Variable Annuity Fund D (Separate Account D), a unit investment trust registered under the Investment Company Act of 1940 (the 1940
Act), is a segregated investment account established by First Investors Life Insurance Company (FIL). Assets of Separate Account D have been used to purchase shares of First Investors Life Series Fund (the Fund), an open-end diversified management investment company registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING PRACTICES

      INVESTMENTS

           Shares of the Fund held by Separate Account D are valued at net asset value per share. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value.

      FEDERAL INCOME TAXES
           Separate Account D is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code. Separate Account D will not be taxed as a regulated investment company under Subchapter M of the Code. Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account D.

NOTE 3 -- INVESTMENTS

      Investments consist of the following:
                                                                      Net Asset       Market
                                                         Shares        Value           Value              Cost
                                                         ------        -----           -----              ----
First Investors Life Series Fund

    Cash Management..................................   2,376,382   $    1.00      $  2,376,382    $  2,376,382
    High Yield.......................................     482,128       11.19         5,394,010       5,552,866
    Growth...........................................     812,704       43.06        34,997,086      27,075,424
    Discovery........................................     372,590       33.96        12,652,674      10,074,403
    Blue Chip........................................   1,070,628       32.14        34,408,737      26,895,292
    International Securities.........................     504,990       24.62        12,432,010       9,577,287
    Focused Equity...................................      44,011       10.25           451,250         437,551
    Government.......................................     146,407        9.92         1,452,381       1,479,536
    Investment Grade.................................     234,111       10.97         2,568,599       2,672,452
    Utilities Income.................................     690,467       17.55        12,115,824      10,458,009
    Target Maturity 2007.............................     425,879       11.94         5,084,750       5,439,165
    Target Maturity 2010...........................       200,053       11.85         2,370,648       2,566,103
    Target Maturity 2015...........................        30,236        9.51           287,558         300,000
                                                                                   ------------    ------------
                                                                                   $126,591,909    $104,904,470
                                                                                   ============    ============


      The High Yield Series' investments in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities.

      As of December 31, 1999 FIL held shares in the Target Maturity 2015 Series in the amount of $236,983.

NOTE 4 -- MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

      In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.25% of the daily net asset value of Separate Account D. An additional administrative charge equal on an annual basis to 0.15% of the daily net asset value is deducted. The total of these deductions in 1999 was $1,293,708.

      An annual contract maintenance charge of $30 is deducted from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier. The deduction for the year ended December 31, 1999 was $28,958.

      The Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge ("CDSC") of 0% to 7% of the value of the Accumulation Units surrendered.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
                            PART C: OTHER INFORMATION

ITEM 24.   Financial Statements and Exhibits

     (a)   Financial Statements:


           The financial statements for the period ending December 31, 1999 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund D are included in Part B of this Registration Statement.


     (b)   Exhibits:

           1. Resolution of the Board of Directors of First Investors Life Insurance Company establishing Separate Account D. /1/

           2   Not applicable.

           3.  Distribution Contracts:

               a. Underwriting  Agreement between First Investors Life Insurance
                  Company and First Investors Corporation. /1/

               b. Specimen  Variable  Annuity  Dealer  Agreement  between  First
                  Investors Corporation and dealers. /1/

           4.  Variable Annuity Contracts:

               a. Specimen  Individual Variable Annuity Contract issued by First
                  Investors Life Insurance Company for participation in Separate Account D. /2/

               b. Specimen  Individual Variable Annuity Contract issued by First
                  Investors Life Insurance Company providing for full refund of premium payment and extension of ten-day revocation period if Contract replaces another annuity contract. /2/

               c. Specimen  Individual Variable Annuity Contract issued by First
                  Investors Life Insurance Company providing for full refund of premium payment and containing an endorsement pertaining to minimum rate of return following death of Annuitant. /2/

               d. Specimen  Individual Variable Annuity Contract issued by First
                  Investors Life Insurance Company providing for a full refund of premium payment upon request for cancellation of Contract prior to delivery of Contract. /2/

           5. Form of application used with Individual Variable Annuity Contracts provided in response to (4) above. /1/

           6. a.(1) Declaration of Intention and Charter of First Investors Life Insurance Company. /1/

                  (2)  Certificate of Amendment.  /1/

                  (3)  Certificate of Amendment.  /1/

                  (4)  Certificate of Amendment.  /1/

                  (5)  Certificate of Amendment.  /1/

                  b.  By-Laws of First Investors Life Insurance Company.  /1/

           7.  Not applicable.

           8.  Not applicable.

           9. Opinion and Consent of Tammie Lee, Esq., special counsel to First Investors Life Insurance Company. /2/

           10. Consent of Independent Public Accountants.  (Filed herewith.)

           11. Not applicable.

           12. Not applicable.

           13. Performance calculations.

           14. Financial Data Schedule.  (See Exhibit 27 below.)

           15. Powers of Attorney.  /1/

           27. Financial Data Schedule. (Inapplicable, because,  notwithstanding
               Item 24 (b)(14) of Form N-4, the Commission staff has advised that no such schedule is required.)

---------------------------------------
               /1/Previously filed on May 1, 1997 in the initial filing of this Registration Statement.
               /2/Previously filed on July 8, 1997 in Pre-Effective Amendment No. 1 to this Registration Statement.

ITEM 25.   Directors and Officers of the Depositor

The following are the Directors and Officers of First  investors  Life Insurance
Company:

                                                        Position and Office
Name and                                                with First Investors
Principal Business Address                              Life Insurance Company
--------------------------                              ----------------------
(Unless  otherwise  noted,  an  individual's
business address is 95 Wall Street, New
York, New York 10005.)

Jay G. Baris                                            Director
Kramer Levin Naftalis & Frankel
919 Third Avenue
New York, N.Y. 10022

Carol Lerner Brown                                      Secretary

Glenn T. Dallas                                         Director
21 Eagle Nest Road
Morristown, N.J.  07960


William H. Drinkwater                                   Director and President


Lawrence M. Falcon                                      Senior Vice President & Comptroller


Richard H. Gaebler                                      Director


Glenn O. Head                                           Chairman & Director

Kathryn S. Head                                         Director
581 Main Street
Woodbridge, N.J.  07095

Scott Hodes                                             Director
Ross & Hardies
150 North Michigan Avenue
Chicago, IL  60601


                                      C-3



                                                        Position and Office
Name and                                                with First Investors
Principal Business Address                              Life Insurance Company
--------------------------                              ----------------------
(Unless  otherwise  noted,  an  individual's
business address is 95 Wall Street, New
York, New York 10005.)

William M. Lipkus                                       Vice President & Chief Financial Officer
581 Main Street
Woodbridge, NJ  07095

Jackson Ream                                            Director
Nations Bank of Texas
P.O. Box 225961
Dallas, TX  75265

Nelson Schaenen, Jr.                                    Director
Weiss, Peck & Greer
One New York Plaza
New York, New York  10004

Martin A. Smith                                         Vice President

Ada M. Suchow                                           Vice President & Assistant Secretary

John T. Sullivan                                        Director


Clark D. Wagner                                         Director

Karen T. Slattery                                       Assistant Vice President



ITEM 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

         There are no persons directly or indirectly controlled by or under common control with the Registrant. Registrant is a separate account of First Investors Life Insurance Company, the Depositor. Set forth below are all persons controlled by or under common control with First Investors Life Insurance
Company:

ROUTE 33 REALTY CORPORATION (New Jersey). Ownership: 100% by First Investors Life Insurance Company; Principal Business: Real Estate; Subsidiary of First Investors Life Insurance Company.

FIRST INVESTORS CONSOLIDATED CORPORATION ("FICC") (Delaware).  Ownership:  Glenn
O. Head is the controlling shareholder; Principal Business: Holding Company; Parent of First Investors Life Insurance Company.

ADMINISTRATIVE DATA MANAGEMENT CORP. (New York). Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

EXECUTIVE INVESTORS MANAGEMENT COMPANY, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS ASSET MANAGEMENT COMPANY, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS CORPORATION (New York). Ownership: 100% owned by FICC; Principal
Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS LEVERAGE CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS MANAGEMENT COMPANY, INC. (New York). Ownership: 100% of common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS  REALTY  COMPANY,  Inc. (New Jersey).  Ownership:  100% owned by
FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS RESOURCES, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Commodity Pool Operator; Affiliate of First Investors Life Insurance Company.

EXECUTIVE INVESTORS CORPORATION (Delaware). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

FIRST FINANCIAL SAVINGS BANK, S.L.A. ("FFSB") (New Jersey). Ownership: 100% owned by FICC, except Directors Qualifying Shares; Principal Business: Savings and Loan; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS CREDIT CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

N.A.K. REALTY CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal
Business: Real Estate; Affiliate of First Investors Life Insurance Company.

REAL PROPERTY DEVELOPMENT CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

FIRST INVESTORS CREDIT FUNDING CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Sells commercial paper; Affiliate of First Investors Life Insurance Company.

SCHOOL FINANCIAL MANAGEMENT SERVICES, INC. (Ohio). Ownership: 100% owned by FICC; Principal Business: Tuition assistance program; Affiliate of First Investors Life Insurance Company.

ITEM 27.   Number of Contractowners


         As of April 21, 2000, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund D was 1,865.


ITEM 28.   Indemnification

         Article XIV of the By-Laws of First Investors Life Insurance Company provides as follows:

         "To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

         Reference is hereby made to the New York Business Corporation Law, Sections 721 through 725.

         The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

         A directors and officers liability policy in the amount of $3,000,000 covering First Investors Life's directors and officers has been issued by the Great American Insurance Companies.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the First Investors Life Variable Annuity Fund D pursuant to the foregoing provisions, or otherwise, the First Investors Life Variable Annuity Fund D has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the First Investors Life Variable Annuity Fund D of expenses incurred or paid by a director, officer or controlling person of the First Investors Life Variable Annuity Fund D in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the First Investors Life Variable Annuity Fund D will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   Principal Underwriters

     (a) First Investors Corporation, Underwriter of the Registrant, is also Underwriter for:

                  First Investors Cash Management Fund, Inc.
                  First Investors Fund For Income, Inc.
                  First Investors Series Fund
                  First Investors Government Fund, Inc.
                  First Investors High Yield Fund, Inc.
                  First Investors Global Fund, Inc.
                  First Investors Multi-State Insured Tax Free Fund
                  First Investors New York Insured Tax Free Fund, Inc.
                  First Investors Insured Tax Exempt Fund, Inc.
                  First Investors Tax-Exempt Money Market Fund, Inc.
                  First Investors U.S. Government Plus Fund
                  First Investors Series Fund II, Inc.
                  First Investors Life Variable Annuity Fund A
                  First Investors Life Level Premium Variable Life Insurance
                       (Separate Account B)
                  First Investors Life Variable Annuity Fund C

           First Investors Corporation is Sponsor of:

                  First Investors  Single Payment and Periodic  Payment
                     Plans I for Investment in First  Investors  Global
                     Fund, Inc.

                  First Investors  Single Payment and Periodic  Payment Plans II
                     for Investment in First Investors Global Fund, Inc.

                  First Investors  Single Payment and Periodic Payment Plans for
                     Investment in First Investors Fund For Income, Inc.

                  First Investors  Single Payment and Periodic Payment Plans for
                     Investment in First Investors Government Fund, Inc.

                  First Investors Periodic Payment Plans for Investment in First
                     Investors High Yield Fund, Inc.

                  First Investors  Single Payment and Periodic Payment Plans for
                     the Accumulation of Shares of First Investors Global Fund, Inc.

                  First Investors  Single Payment and Periodic Payment Plans for
                     Investment in First Investors Insured Tax Exempt Fund, Inc.

     (b) The following persons are the officers and directors of First Investors Corporation:

Name and Principal                                      Position and Office with
Business Address (continued)                            First Investors Corporation
----------------------------                            ---------------------------
(Unless  otherwise  noted,  an  individual's
business address is 95 Wall Street, New
York, New York 10005)




Lawrence A. Fauci                                       Director


Glenn O. Head                                           Chairman and Director

Kathryn S. Head                                         Vice President and Director
581 Main Street
Woodbridge, New Jersey  07095

Marvin Hecker                                           President

Jane W. Kruzan                                          Director

Larry R. Lavoie                                         Secretary and General Counsel

Jeremiah J. Lyons                                       Director

Frederick Miller                                        Senior Vice President
581 Main Street
Woodbridge, New Jersey  07095

Anne Condon                                             Vice President
581 Main Street
Woodbridge, New Jersey 07095


                                      C-8

Elizabeth Reilly                                        Vice President
581 Main Street
Woodbridge, New Jersey  07095


Matthew Smith                                           Vice President
581 Main Street
Woodbridge, New Jersey  07095

John T. Sullivan                                        Director

Robert Flanagan                                         Senior Vice President

William M. Lipkus                                       Chief Financial Officer & Treasuer
581 Main Street
Woodbridge, NJ 07095


     (c)   Not Applicable.

ITEM 30.   Location of Accounts and Records

         All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, are located at the offices of First Investors, 95 Wall Street, New York, New York.

ITEM 31.   Management Services

         Not applicable.

ITEM 32.   Undertakings

         Registrant hereby makes the following undertakings:

     (a) An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) An undertaking to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) REPRESENTATION REGARDING REASONABLENESS AGGREGATE CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(2)(A) THE INVESTMENT COMPANY ACT OF 1940

           First Investors Life Insurance Company ("First Investors Life") represents that the fees and charges deducted under the Contracts that are identified as Contract Form VAC (CDSC) and described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases it representation on its assessment of all of the facts and circumstances, including such relevant factors, as the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

SIGNATURES
----------


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Amendment to be signed on its behalf, in the City of New York, and State of New York, on the 20th day of April, 2000.

                              FIRST INVESTORS LIFE VARIABLE
                                 ANNUITY FUND D

                                  (Registrant)

                              BY: FIRST INVESTORS LIFE INSURANCE
                                  COMPANY
                                  (Depositor)
                                  (On behalf of the Registrant and
                                  itself)


                              By: /s/ William H. Drinkwater
                                  -------------------------
                                  William H. Drinkwater
                                    President

     As required by the Securities Act of 1933, this Amendment to Registrant's Registration Statement has been signed by the following officers and directors of the Depositor in the capacities and on the dates indicated:

      SIGNATURE                   TITLE                   DATE
      ---------                   -----                   ----


/s/ William H. Drinkwater       President                 April 20, 2000
-------------------------       and Director
William H. Drinkwater


/s/ William M. Lipkus          Vice President and         April 20, 2000
---------------------           Chief Financial
William M. Lipkus                Officer

/s/ Glen O. Head
----------------
Glen O. Head                   Chairman and Director      April 20, 2000
Richard H. Gaebler*            Director                   April 20, 2000
Jay G. Baris*                  Director                   April 20, 2000
Scott Hodes*                   Director                   April 20, 2000
Jackson Ream*                  Director                   April 20, 2000
Nelson Schaenen Jr.*           Director                   April 20, 2000
John T. Sullivan*              Director                   April 20, 2000
Kathryn S. Head*               Director                   April 20, 2000
Glenn T. Dallas*               Director                   April 20, 2000
/s/ Clark D. Wagner
-------------------
Clark D. Wagner                Director                   April 20, 2000




* By: /s/ Glenn O. Head
      -----------------
      Glenn O. Head
      Attorney-In-Fact
      Pursuant to Powers of
      Attorney previously filed

INDEX TO EXHIBITS

Exhibit

Number                                Exhibit
------                                -------

10                                    Consent of Independent Public Accounts